Not FDIC Insured May Lose Value No Bank Guarantee
38957-Q3PH

Schedule of Investments
(unaudited)
Putnam Dynamic Asset Allocation Conservative Fund 2
Notes to Schedule of Investments 65

Putnam Asset Allocation Funds
Schedule of Investments (unaudited), June 30, 2025
Putnam Dynamic Asset Allocation Conservative Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 56.7%
Aerospace & Defense 1.7%
a
AeroVironment, Inc. ................................. United States 82 $ 23,366
Airbus SE ......................................... France 4,860 1,016,716
a
Astronics Corp. ..................................... United States 563 18,849
a
Axon Enterprise, Inc. ................................. United States 87 72,031
Curtiss-Wright Corp. ................................. United States 356 173,924
Dassault Aviation SA ................................. France 170 60,107
General Dynamics Corp. .............................. United States 965 281,452
General Electric Co. ................................. United States 3,203 824,420
Lockheed Martin Corp. ............................... United States 3,891 1,802,078
Moog, Inc., A ....................................... United States 60 10,858
Northrop Grumman Corp. ............................. United States 1,970 984,961
a
Rocket Lab Corp. ................................... United States 577 20,639
RTX Corp. ........................................ United States 14,145 2,065,453
Textron, Inc. ....................................... United States 1,704 136,814
Thales SA ......................................... France 3,000 885,824
TransDigm Group, Inc. ............................... United States 420 638,669
a
V2X, Inc. .......................................... United States 469 22,770
9,038,931
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 1,147 131,045
FedEx Corp. ....................................... United States 4,182 950,610
Hub Group, Inc., A ................................... United States 849 28,382
United Parcel Service, Inc., B .......................... United States 1,329 134,149
1,244,186
Automobile Components 0.0%
†
a
Adient plc ......................................... United States 1,290 25,103
Aisin Corp. ........................................ Japan 16,000 204,678
a
American Axle & Manufacturing Holdings, Inc. .............. United States 6,875 28,050
Dana, Inc. ......................................... United States 3,756 64,415
a
Dorman Products, Inc. ............................... United States 91 11,163
a
Gentherm, Inc. ..................................... United States 377 10,665
a
Visteon Corp. ...................................... United States 727 67,829
411,903
Automobiles 0.9%
General Motors Co. .................................. United States 21,119 1,039,266
Subaru Corp. ...................................... Japan 10,500 182,032
a
Tesla, Inc. ......................................... United States 11,284 3,584,475
Toyota Motor Corp. .................................. Japan 4,300 74,059
4,879,832
Banks 3.0%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 44,337 259,583
AIB Group plc ...................................... Ireland 19,942 164,578
Amalgamated Financial Corp. .......................... United States 847 26,426
Ameris Bancorp .................................... United States 178 11,517
Associated Banc-Corp. ............................... United States 509 12,415
a
Axos Financial, Inc. .................................. United States 948 72,086
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 18,243 280,911
Banco de Sabadell SA ............................... Spain 23,043 73,359
Banco Santander SA ................................. Spain 69,494 575,471
Bank Hapoalim BM .................................. Israel 13,503 259,367
Bank Leumi Le-Israel BM ............................. Israel 17,037 316,983
Bank of America Corp. ............................... United States 38,570 1,825,132
Bank of NT Butterfield & Son Ltd. (The) ................... United States 651 28,826

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Banner Corp. ...................................... United States 151 $ 9,687
Barclays plc ....................................... United Kingdom 90,746 419,317
Berkshire Hills Bancorp, Inc. ........................... United States 615 15,400
BNP Paribas SA .................................... France 7,008 628,629
BOC Hong Kong Holdings Ltd. ......................... China 10,000 43,532
Cathay General Bancorp .............................. United States 1,429 65,062
Central Pacific Financial Corp. ......................... United States 767 21,499
Citigroup, Inc. ...................................... United States 47,650 4,055,968
Citizens Financial Group, Inc. .......................... United States 3,180 142,305
Credit Agricole SA ................................... France 4,897 92,643
a
Customers Bancorp, Inc. .............................. United States 1,025 60,208
Enterprise Financial Services Corp. ...................... United States 670 36,917
Erste Group Bank AG ................................ Austria 2,125 180,891
FB Financial Corp. .................................. United States 220 9,966
Financial Institutions, Inc. ............................. United States 432 11,094
First Bancorp ...................................... United States 3,055 63,636
First Financial Corp. ................................. United States 239 12,951
First Horizon Corp. .................................. United States 6,345 134,514
First Merchants Corp. ................................ United States 129 4,941
Hancock Whitney Corp. ............................... United States 1,269 72,841
Hanmi Financial Corp. ................................ United States 820 20,238
Heritage Commerce Corp. ............................. United States 1,202 11,936
Hilltop Holdings, Inc. ................................. United States 1,453 44,099
Hope Bancorp, Inc. .................................. United States 450 4,828
HSBC Holdings plc .................................. United Kingdom 60,336 729,836
Independent Bank Corp. .............................. United States 385 12,478
Intesa Sanpaolo SpA ................................. Italy 65,882 379,507
JPMorgan Chase & Co. ............................... United States 3,064 888,284
Lloyds Banking Group plc ............................. United Kingdom 443,698 466,556
Mercantile Bank Corp. ................................ United States 231 10,721
a
Metropolitan Bank Holding Corp. ........................ United States 183 12,810
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 63,900 871,187
National Bank Holdings Corp., A ........................ United States 308 11,584
National Bank of Greece SA ........................... Greece 31,888 406,596
NatWest Group plc .................................. United Kingdom 117,959 828,421
Northrim BanCorp, Inc. ............................... United States 152 14,176
Northwest Bancshares, Inc. ............................ United States 839 10,722
OceanFirst Financial Corp. ............................ United States 976 17,187
OFG Bancorp ...................................... United States 925 39,590
Pacific Premier Bancorp, Inc. .......................... United States 842 17,758
Pathward Financial, Inc. .............................. United States 722 57,125
PNC Financial Services Group, Inc. (The) ................. United States 5,368 1,000,703
Popular, Inc. ....................................... United States 1,226 135,117
Preferred Bank ..................................... United States 366 31,675
Simmons First National Corp., A ........................ United States 1,611 30,545
Sumitomo Mitsui Financial Group, Inc. .................... Japan 16,000 402,895
a
Third Coast Bancshares, Inc. .......................... United States 343 11,206
Towne Bank ....................................... United States 329 11,245
Trustmark Corp. .................................... United States 1,228 44,773
UniCredit SpA ...................................... Italy 6,244 418,869
Univest Financial Corp. ............................... United States 501 15,050
Veritex Holdings, Inc. ................................ United States 1,751 45,701
Webster Financial Corp. .............................. United States 2,372 129,511
Wells Fargo & Co. ................................... United States 2,206 176,745
Westamerica BanCorp ............................... United States 218 10,560
WSFS Financial Corp. ................................ United States 187 10,285

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Zions Bancorp NA ................................... United States 2,618 $ 135,979
17,455,153
Beverages 0.6%
Asahi Group Holdings Ltd. ............................. Japan 20,700 276,700
a
Boston Beer Co., Inc. (The), A .......................... United States 550 104,946
Carlsberg A/S, B .................................... Denmark 412 58,374
Coca-Cola Co. (The) ................................. United States 23,390 1,654,843
Coca-Cola Consolidated, Inc. .......................... United States 1,116 124,601
Coca-Cola Europacific Partners plc ...................... United Kingdom 3,678 341,024
Coca-Cola HBC AG ................................. Italy 4,329 226,158
Keurig Dr Pepper, Inc. ................................ United States 3,823 126,388
a
Monster Beverage Corp. .............................. United States 2,531 158,542
PepsiCo, Inc. ...................................... United States 934 123,325
3,194,901
Biotechnology 0.9%
AbbVie, Inc. ....................................... United States 8,970 1,665,011
a
ACADIA Pharmaceuticals, Inc. ......................... United States 2,859 61,669
a
ADMA Biologics, Inc. ................................. United States 1,605 29,227
a
Agios Pharmaceuticals, Inc. ........................... United States 1,448 48,160
a
Akero Therapeutics, Inc. .............................. United States 231 12,326
a
Alkermes plc ....................................... United States 365 10,443
a
Alnylam Pharmaceuticals, Inc. .......................... United States 445 145,110
Amgen, Inc. ....................................... United States 471 131,508
a
Arcturus Therapeutics Holdings, Inc. ..................... United States 1,017 13,231
a
BioCryst Pharmaceuticals, Inc. ......................... United States 5,790 51,878
a
Biohaven Ltd. ...................................... United States 716 10,103
a
Blueprint Medicines Corp. ............................. United States 128 16,407
a
CareDx, Inc. ....................................... United States 590 11,529
a
Catalyst Pharmaceuticals, Inc. ......................... United States 747 16,210
CSL Ltd. .......................................... United States 141 22,272
a
Exelixis, Inc. ....................................... United States 14,240 627,628
a
Genmab A/S ....................................... Denmark 579 120,240
a
Humacyte, Inc. ..................................... United States 12,645 26,428
a
Incyte Corp. ....................................... United States 7,908 538,535
a
Inhibrx Biosciences, Inc. .............................. United States 652 9,304
a
Insmed, Inc. ....................................... United States 1,366 137,474
a
Keros Therapeutics, Inc. .............................. United States 3,207 42,813
a
Kiniksa Pharmaceuticals International plc, A ............... United States 1,982 54,842
a
Mineralys Therapeutics, Inc. ........................... United States 693 9,376
a
Monte Rosa Therapeutics, Inc. ......................... United States 2,489 11,225
a
Natera, Inc. ........................................ United States 811 137,010
a
Neurocrine Biosciences, Inc. ........................... United States 5,898 741,320
a
Nurix Therapeutics, Inc. .............................. United States 971 11,060
a
Protagonist Therapeutics, Inc. .......................... United States 1,198 66,213
a
Prothena Corp. plc .................................. Ireland 1,640 9,955
a
PTC Therapeutics, Inc. ............................... United States 1,219 59,536
Regeneron Pharmaceuticals, Inc. ....................... United States 1,851 971,775
a
Relay Therapeutics, Inc. .............................. United States 9,164 31,707
a
Rhythm Pharmaceuticals, Inc. .......................... United States 203 12,828
a
Sage Therapeutics, Inc. .............................. United States 4,266 38,906
a
Scholar Rock Holding Corp. ........................... United States 339 12,007
a
Stoke Therapeutics, Inc. .............................. United States 1,729 19,624
a
Summit Therapeutics, Inc. ............................. United States 2,391 50,880
a
Tango Therapeutics, Inc. .............................. United States 3,603 18,447
a
Travere Therapeutics, Inc. ............................. United States 654 9,679

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Vir Biotechnology, Inc. ................................ United States 6,163 $ 31,062
6,044,958
Broadline Retail 2.3%
a
Amazon.com, Inc. ................................... United States 55,016 12,069,960
eBay, Inc. ......................................... United States 1,861 138,570
a
Etsy, Inc. .......................................... United States 2,714 136,134
JD.com, Inc., A ..................................... China 7,350 120,043
Next plc .......................................... United Kingdom 504 86,080
Prosus NV ........................................ China 8,822 494,972
Ryohin Keikaku Co. Ltd. .............................. Japan 6,000 287,753
13,333,512
Building Products 0.6%
Allegion plc ........................................ United States 918 132,302
Apogee Enterprises, Inc. .............................. United States 675 27,405
Cie de Saint-Gobain SA .............................. France 7,991 938,745
a
Gibraltar Industries, Inc. .............................. United States 199 11,741
Johnson Controls International plc ....................... United States 10,567 1,116,087
Owens Corning ..................................... United States 917 126,106
a
Resideo Technologies, Inc. ............................ United States 815 17,979
Trane Technologies plc ............................... United States 2,174 950,929
UFP Industries, Inc. .................................. United States 662 65,776
3,387,070
Capital Markets 2.4%
3i Group plc ....................................... United Kingdom 7,670 434,062
Ameriprise Financial, Inc. ............................. United States 172 91,802
Bank of New York Mellon Corp. (The) .................... United States 1,438 131,016
BlackRock, Inc. ..................................... United States 650 682,013
Charles Schwab Corp. (The) ........................... United States 11,887 1,084,570
CME Group, Inc. .................................... United States 3,749 1,033,299
Deutsche Bank AG .................................. Germany 6,071 179,977
Deutsche Boerse AG ................................. Germany 2,722 889,249
b
Euronext NV, 144A, Reg S ............................ Netherlands 4,749 813,703
Goldman Sachs Group, Inc. (The) ....................... United States 4,498 3,183,460
Intercontinental Exchange, Inc. ......................... United States 703 128,979
London Stock Exchange Group plc ...................... United Kingdom 4,350 636,175
Morgan Stanley ..................................... United States 1,003 141,283
Nasdaq, Inc. ....................................... United States 6,239 557,891
Northern Trust Corp. ................................. United States 1,207 153,036
S&P Global, Inc. .................................... United States 671 353,812
SBI Holdings, Inc. ................................... Japan 13,700 477,378
State Street Corp. ................................... United States 16,290 1,732,279
a
StoneX Group, Inc. .................................. United States 758 69,084
UBS Group AG ..................................... Switzerland 5,727 194,442
Virtu Financial, Inc., A ................................ United States 3,816 170,919
Virtus Investment Partners, Inc. ......................... United States 192 34,829
13,173,258
Chemicals 1.1%
Air Liquide SA ...................................... France 836 172,384
Akzo Nobel NV ..................................... Netherlands 4,671 327,735
Avient Corp. ....................................... United States 536 17,318
a
Axalta Coating Systems Ltd. ........................... United States 4,067 120,749
Balchem Corp. ..................................... United States 71 11,303
Cabot Corp. ....................................... United States 137 10,275
CF Industries Holdings, Inc. ........................... United States 1,595 146,740

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Corteva, Inc. ....................................... United States 13,999 $ 1,043,345
DuPont de Nemours, Inc. ............................. United States 8,142 558,460
Eastman Chemical Co. ............................... United States 4,075 304,240
Ecolab, Inc. ........................................ United States 485 130,678
Huntsman Corp. .................................... United States 10,605 110,504
a
Ingevity Corp. ...................................... United States 237 10,212
Innospec, Inc. ...................................... United States 365 30,693
a
Intrepid Potash, Inc. ................................. United States 295 10,540
Linde plc .......................................... United States 1,388 651,222
LyondellBasell Industries NV, A ......................... United States 2,213 128,044
Mativ Holdings, Inc. .................................. United States 879 5,995
Minerals Technologies, Inc. ............................ United States 843 46,424
Mosaic Co. (The) ................................... United States 3,645 132,970
NewMarket Corp. ................................... United States 203 140,245
Nippon Sanso Holdings Corp. .......................... Japan 5,400 204,344
NOF Corp. ........................................ Japan 14,300 274,027
a
Perimeter Solutions, Inc. .............................. United States 3,979 55,388
PPG Industries, Inc. ................................. United States 3,274 372,418
a
Rayonier Advanced Materials, Inc. ....................... United States 2,708 10,426
Sherwin-Williams Co. (The) ............................ United States 1,691 580,622
Shin-Etsu Chemical Co. Ltd. ........................... Japan 12,200 402,868
6,010,169
Commercial Services & Supplies 0.2%
ACCO Brands Corp. ................................. United States 2,807 10,049
a
BrightView Holdings, Inc. .............................. United States 1,152 19,181
Brink's Co. (The) .................................... United States 642 57,324
a
Cimpress plc ....................................... Ireland 240 11,280
a
Copart, Inc. ........................................ United States 9,978 489,620
a
CoreCivic, Inc. ..................................... United States 968 20,396
a
GEO Group, Inc. (The) ............................... United States 431 10,322
HNI Corp. ......................................... United States 221 10,869
Interface, Inc., A .................................... United States 2,249 47,072
a
OPENLANE, Inc. ................................... United States 458 11,198
Republic Services, Inc., A ............................. United States 513 126,511
Steelcase, Inc., A ................................... United States 1,052 10,972
TOPPAN Holdings, Inc. ............................... Japan 7,300 198,319
UniFirst Corp. ...................................... United States 56 10,540
Veralto Corp. ....................................... United States 1,253 126,490
Waste Connections, Inc. .............................. United States 2,707 505,451
Waste Management, Inc. .............................. United States 554 126,766
1,792,360
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................. United States 2,952 302,019
a
Calix, Inc. ......................................... United States 797 42,392
Cisco Systems, Inc. ................................. United States 22,714 1,575,897
a
CommScope Holding Co., Inc. ......................... United States 865 7,162
a
Extreme Networks, Inc. ............................... United States 3,658 65,661
a
F5, Inc. ........................................... United States 452 133,033
Juniper Networks, Inc. ................................ United States 3,397 135,642
Motorola Solutions, Inc. ............................... United States 1,980 832,511
a
NETGEAR, Inc. ..................................... United States 1,617 47,006
a
NetScout Systems, Inc. ............................... United States 545 13,521
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 22,179 189,527
Ubiquiti, Inc. ....................................... United States 503 207,060

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Viavi Solutions, Inc. .................................. United States 1,093 $ 11,007
3,562,438
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA ............ Spain 490 34,059
Argan, Inc. ........................................ United States 311 68,569
a
Limbach Holdings, Inc. ............................... United States 110 15,411
Primoris Services Corp. ............................... United States 962 74,978
a
Sterling Infrastructure, Inc. ............................ United States 405 93,446
a
Tutor Perini Corp. ................................... United States 1,644 76,906
Vinci SA .......................................... France 6,087 897,652
1,261,021
Construction Materials 0.6%
a
Amrize Ltd. ........................................ United States 3,781 188,609
Buzzi SpA ......................................... Italy 4,567 253,286
CRH plc, (GBP Traded) ............................... United States 4,832 446,041
CRH plc, (USD Traded) ............................... United States 8,402 771,304
Heidelberg Materials AG .............................. Germany 652 153,544
Holcim AG ........................................ United States 3,749 278,398
Vulcan Materials Co. ................................. United States 1,596 416,269
2,507,451
Consumer Finance 0.4%
Ally Financial, Inc. ................................... United States 3,152 122,770
American Express Co. ............................... United States 560 178,629
Bread Financial Holdings, Inc. .......................... United States 1,201 68,601
Capital One Financial Corp. ........................... United States 7,712 1,640,805
a
Enova International, Inc. .............................. United States 601 67,024
a
LendingClub Corp. .................................. United States 4,427 53,257
PROG Holdings, Inc. ................................. United States 1,303 38,243
SLM Corp. ........................................ United States 3,855 126,405
Synchrony Financial ................................. United States 2,165 144,492
2,440,226
Consumer Staples Distribution & Retail 1.4%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 4,694 506,154
Coles Group Ltd. .................................... Australia 1,412 19,361
Costco Wholesale Corp. .............................. United States 324 320,741
Koninklijke Ahold Delhaize NV .......................... Netherlands 7,991 333,756
a
Maplebear, Inc. ..................................... United States 6,988 316,137
Marks & Spencer Group plc ........................... United Kingdom 3,500 17,035
a
Sprouts Farmers Market, Inc. .......................... United States 735 121,010
Target Corp. ....................................... United States 5,028 496,012
Tesco plc ......................................... United Kingdom 148,288 817,589
a
United Natural Foods, Inc. ............................. United States 395 9,207
Walmart, Inc. ...................................... United States 37,405 3,657,461
6,614,463
Containers & Packaging 0.1%
Ball Corp. ......................................... United States 5,908 331,380
Crown Holdings, Inc. ................................. United States 1,340 137,993
a
O-I Glass, Inc. ...................................... United States 945 13,929
Packaging Corp. of America ........................... United States 669 126,073
Sealed Air Corp. .................................... United States 4,008 124,368
733,743

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 15,216 $ 128,880
a
Coursera, Inc. ...................................... United States 6,783 59,419
a
Duolingo, Inc., A .................................... United States 316 129,566
a
Frontdoor, Inc. ..................................... United States 1,260 74,264
a
Laureate Education, Inc. .............................. United States 2,878 67,288
a
Udemy, Inc. ........................................ United States 1,503 10,566
469,983
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 1,162 20,718
Broadstone Net Lease, Inc. ............................ United States 763 12,246
Covivio SA ........................................ France 337 21,367
WP Carey, Inc. ..................................... United States 2,121 132,308
186,639
Diversified Telecommunication Services 0.2%
AT&T, Inc. ......................................... United States 26,103 755,421
a
Bandwidth, Inc., A ................................... United States 1,313 20,877
Deutsche Telekom AG ................................ Germany 6,641 243,085
IDT Corp., B ....................................... United States 560 38,259
Koninklijke KPN NV ................................. Netherlands 14,076 68,665
a
Lumen Technologies, Inc. ............................. United States 17,747 77,732
Telstra Group Ltd. ................................... Australia 68,648 218,893
Verizon Communications, Inc. .......................... United States 2,929 126,738
1,549,670
Electric Utilities 1.2%
ALLETE, Inc. ...................................... United States 247 15,825
American Electric Power Co., Inc. ....................... United States 1,249 129,596
Duke Energy Corp. .................................. United States 1,104 130,272
Edison International ................................. United States 19,799 1,021,628
Exelon Corp. ....................................... United States 24,283 1,054,368
Iberdrola SA ....................................... Spain 66,921 1,287,428
NextEra Energy, Inc. ................................. United States 15,603 1,083,160
NRG Energy, Inc. ................................... United States 6,396 1,027,070
Otter Tail Corp. ..................................... United States 136 10,484
PG&E Corp. ....................................... United States 16,465 229,522
Portland General Electric Co. .......................... United States 425 17,268
PPL Corp. ......................................... United States 17,708 600,124
a
Tokyo Electric Power Co. Holdings, Inc. ................... Japan 37,400 124,494
TXNM Energy, Inc. .................................. United States 213 11,996
6,743,235
Electrical Equipment 0.9%
ABB Ltd. .......................................... Switzerland 7,261 435,143
Allient, Inc. ........................................ United States 572 20,769
AMETEK, Inc. ...................................... United States 828 149,835
Eaton Corp. plc ..................................... United States 369 131,729
EnerSys .......................................... United States 671 57,552
GE Vernova, Inc. .................................... United States 400 211,660
a
Generac Holdings, Inc. ............................... United States 1,055 151,087
Mitsubishi Electric Corp. .............................. Japan 20,400 438,783
a
NANO Nuclear Energy, Inc. ............................ United States 1,166 40,215
a
NEXTracker, Inc., A .................................. United States 316 17,181
a
NuScale Power Corp., A .............................. United States 531 21,006
Powell Industries, Inc. ................................ United States 137 28,832
Prysmian SpA ...................................... Italy 5,926 419,556
Schneider Electric SE ................................ United States 1,784 478,977

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
a
SES AI Corp. ...................................... United States 17,999 $ 15,989
Vertiv Holdings Co., A ................................ United States 6,101 783,429
a
Vicor Corp. ........................................ United States 246 11,159
3,412,902
Electronic Equipment, Instruments & Components 0.0%
†
a
Arlo Technologies, Inc. ............................... United States 2,363 40,076
Belden, Inc. ....................................... United States 117 13,549
Benchmark Electronics, Inc. ........................... United States 300 11,649
a
FARO Technologies, Inc. .............................. United States 122 5,358
a
Itron, Inc. ......................................... United States 629 82,795
a
Keysight Technologies, Inc. ............................ United States 796 130,433
a
nLight, Inc. ........................................ United States 797 15,685
a
Plexus Corp. ....................................... United States 81 10,960
a
Sanmina Corp. ..................................... United States 170 16,631
a
ScanSource, Inc. ................................... United States 295 12,334
a
TTM Technologies, Inc. ............................... United States 1,718 70,129
a
Zebra Technologies Corp., A ........................... United States 437 134,753
544,352
Energy Equipment & Services 0.1%
ChampionX Corp. ................................... United States 2,920 72,533
Halliburton Co. ..................................... United States 29,718 605,653
Kodiak Gas Services, Inc. ............................. United States 288 9,870
a
Oceaneering International, Inc. ......................... United States 2,321 48,091
a
Oil States International, Inc. ........................... United States 2,761 14,799
TechnipFMC plc .................................... United Kingdom 4,637 159,698
Weatherford International plc ........................... United States 2,780 139,862
1,050,506
Entertainment 1.5%
Cinemark Holdings, Inc. .............................. United States 375 11,317
a
Live Nation Entertainment, Inc. ......................... United States 2,857 432,207
a
Netflix, Inc. ........................................ United States 3,661 4,902,555
Nexon Co. Ltd. ..................................... Japan 6,000 120,850
Nintendo Co. Ltd. ................................... Japan 6,300 604,988
a
ROBLOX Corp., A ................................... United States 2,535 266,682
a
Spotify Technology SA ................................ United States 1,280 982,195
Universal Music Group NV ............................ Netherlands 10,724 347,893
7,668,687
Financial Services 2.1%
Apollo Global Management, Inc. ........................ United States 5,470 776,029
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 463 18,659
a
Berkshire Hathaway, Inc., B ............................ United States 1,172 569,322
Compass Diversified Holdings .......................... United States 1,395 8,761
Corebridge Financial, Inc. ............................. United States 3,998 141,929
Equitable Holdings, Inc. ............................... United States 15,877 890,700
Essent Group Ltd. ................................... United States 222 13,482
EXOR NV ......................................... Netherlands 2,564 258,829
a
Fiserv, Inc. ........................................ United States 781 134,652
Global Payments, Inc. ................................ United States 1,617 129,425
Investor AB, B ...................................... Sweden 10,498 311,091
Jackson Financial, Inc., A ............................. United States 906 80,444
Mastercard, Inc., A .................................. United States 8,426 4,734,906
Merchants Bancorp .................................. United States 613 20,272
MGIC Investment Corp. ............................... United States 5,026 139,924
a
Mr. Cooper Group, Inc. ............................... United States 666 99,374

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
NMI Holdings, Inc., A ................................. United States 1,101 $ 46,451
Pagseguro Digital Ltd., A .............................. Brazil 6,615 63,769
a
Payoneer Global, Inc. ................................ United States 1,450 9,933
a
PayPal Holdings, Inc. ................................ United States 19,879 1,477,407
a
Paysafe Ltd. ....................................... United States 881 11,118
PennyMac Financial Services, Inc. ...................... United States 312 31,088
Visa, Inc., A ........................................ United States 4,596 1,631,810
Western Union Co. (The) .............................. United States 13,106 110,353
11,709,728
Food Products 0.3%
Ajinomoto Co., Inc. .................................. Japan 3,700 100,356
Associated British Foods plc ........................... United Kingdom 10,684 301,870
Calavo Growers, Inc. ................................. United States 402 10,689
Cal-Maine Foods, Inc. ................................ United States 732 72,929
Danone SA ........................................ France 3,551 290,555
Dole plc .......................................... United States 3,356 46,950
Fresh Del Monte Produce, Inc. ......................... United States 1,017 32,971
Hormel Foods Corp. ................................. United States 4,296 129,954
Ingredion, Inc. ...................................... United States 920 124,770
Mondelez International, Inc., A .......................... United States 1,966 132,587
Nestle SA ......................................... United States 1,602 159,281
Nissin Foods Holdings Co. Ltd. ......................... Japan 2,300 47,783
a
Seneca Foods Corp., A ............................... United States 119 12,070
a
Simply Good Foods Co. (The) .......................... United States 315 9,951
Tyson Foods, Inc., A ................................. United States 2,273 127,152
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 402,500 387,926
1,987,794
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................ United States 1,592 134,858
New Jersey Resources Corp. .......................... United States 1,398 62,658
Northwest Natural Holding Co. ......................... United States 315 12,512
Spire, Inc. ......................................... United States 139 10,146
220,174
Ground Transportation 0.4%
Canadian National Railway Co. ......................... Canada 1,833 190,993
Canadian Pacific Kansas City Ltd. ....................... Canada 7,648 606,257
CSX Corp. ........................................ United States 4,207 137,274
a
Lyft, Inc., A ........................................ United States 7,835 123,480
a
Uber Technologies, Inc. ............................... United States 3,602 336,067
Union Pacific Corp. .................................. United States 3,965 912,267
2,306,338
Health Care Equipment & Supplies 1.0%
Abbott Laboratories .................................. United States 957 130,162
a
AngioDynamics, Inc. ................................. United States 1,346 13,352
a
AtriCure, Inc. ....................................... United States 344 11,273
a
Avanos Medical, Inc. ................................. United States 826 10,110
a
Axogen, Inc. ....................................... United States 1,363 14,789
Becton Dickinson & Co. ............................... United States 1,668 287,313
BioMerieux ........................................ France 618 85,480
a
Bioventus, Inc., A ................................... United States 1,683 11,141
a
Boston Scientific Corp. ............................... United States 5,872 630,712
a
Dexcom, Inc. ....................................... United States 1,484 129,538
a
Edwards Lifesciences Corp. ........................... United States 1,649 128,968
a
Glaukos Corp. ...................................... United States 177 18,282

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Hologic, Inc. ....................................... United States 2,294 $ 149,477
Hoya Corp. ........................................ Japan 7,400 878,840
a
IDEXX Laboratories, Inc. .............................. United States 637 341,649
a
Insulet Corp. ....................................... United States 396 124,415
a
Intuitive Surgical, Inc. ................................ United States 1,653 898,257
a
Lantheus Holdings, Inc. ............................... United States 762 62,377
a
LivaNova plc ....................................... United States 835 37,592
Medtronic plc ...................................... United States 10,396 906,219
a
Novocure Ltd. ...................................... United States 3,078 54,788
Olympus Corp. ..................................... Japan 9,300 110,468
a
Surmodics, Inc. ..................................... United States 343 10,191
5,045,393
Health Care Providers & Services 0.7%
a
Addus HomeCare Corp. .............................. United States 92 10,597
Cardinal Health, Inc. ................................. United States 837 140,616
a
Castle Biosciences, Inc. .............................. United States 2,446 49,947
Cencora, Inc. ...................................... United States 442 132,534
Chemed Corp. ..................................... United States 223 108,585
Cigna Group (The) .................................. United States 3,235 1,069,426
Elevance Health, Inc. ................................ United States 314 122,133
Fresenius SE & Co. KGaA ............................. Germany 608 30,596
a
GeneDx Holdings Corp., A ............................. United States 151 13,939
a
Guardant Health, Inc. ................................ United States 1,888 98,252
a
Hims & Hers Health, Inc. .............................. United States 1,187 59,172
Humana, Inc. ...................................... United States 507 123,951
McKesson Corp. .................................... United States 1,942 1,423,059
a
Option Care Health, Inc. .............................. United States 1,123 36,475
Select Medical Holdings Corp. .......................... United States 1,839 27,916
Sonic Healthcare Ltd. ................................ Australia 9,029 159,373
a
Tenet Healthcare Corp. ............................... United States 769 135,344
UnitedHealth Group, Inc. .............................. United States 3,176 990,817
Universal Health Services, Inc., B ....................... United States 662 119,921
4,852,653
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 430 15,798
CareTrust REIT, Inc. ................................. United States 2,630 80,478
LTC Properties, Inc. ................................. United States 147 5,088
National Health Investors, Inc. .......................... United States 147 10,308
Omega Healthcare Investors, Inc. ....................... United States 3,451 126,479
Sabra Health Care REIT, Inc. .......................... United States 726 13,387
251,538
Health Care Technology 0.3%
a
Doximity, Inc., A .................................... United States 2,444 149,915
a
Health Catalyst, Inc. ................................. United States 2,448 9,229
HealthStream, Inc. .................................. United States 490 13,558
a
Phreesia, Inc. ...................................... United States 1,614 45,934
a
Teladoc Health, Inc. ................................. United States 5,205 45,336
a
Veeva Systems, Inc., A ............................... United States 3,496 1,006,778
a
Waystar Holding Corp. ............................... United States 785 32,083
1,302,833
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 848 9,896
Ryman Hospitality Properties, Inc. ....................... United States 614 60,583

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotel & Resort REITs (continued)
Xenia Hotels & Resorts, Inc. ........................... United States 460 $ 5,782
76,261
Hotels, Restaurants & Leisure 1.4%
Accor SA ......................................... France 6,466 338,873
a
Airbnb, Inc., A ...................................... United States 1,000 132,340
Aristocrat Leisure Ltd. ................................ Australia 7,237 310,068
Booking Holdings, Inc. ............................... United States 16 92,628
a
Brinker International, Inc. ............................. United States 532 95,936
a
Chipotle Mexican Grill, Inc., A .......................... United States 14,115 792,557
Compass Group plc ................................. United Kingdom 19,697 667,177
a
DoorDash, Inc., A ................................... United States 9,694 2,389,668
a
DraftKings, Inc., A ................................... United States 10,672 457,722
b
FDJ United, 144A, Reg S ............................. France 1,859 72,948
Golden Entertainment, Inc. ............................ United States 371 10,919
Hilton Worldwide Holdings, Inc. ......................... United States 5,002 1,332,233
InterContinental Hotels Group plc ....................... United Kingdom 804 91,926
International Game Technology plc ...................... United States 3,910 61,817
a
Life Time Group Holdings, Inc. ......................... United States 369 11,192
a
MakeMyTrip Ltd. .................................... India 1,192 116,840
Monarch Casino & Resort, Inc. ......................... United States 141 12,188
Red Rock Resorts, Inc., A ............................. United States 259 13,476
Starbucks Corp. .................................... United States 5,396 494,435
7,494,943
Household Durables 0.3%
DR Horton, Inc. ..................................... United States 1,055 136,011
Garmin Ltd. ........................................ United States 635 132,537
a
Hovnanian Enterprises, Inc., A .......................... United States 124 12,964
KB Home ......................................... United States 207 10,965
a
M/I Homes, Inc. ..................................... United States 453 50,790
PulteGroup, Inc. .................................... United States 11,556 1,218,696
a
Sonos, Inc. ........................................ United States 1,062 11,480
Sony Group Corp. ................................... Japan 22,400 582,407
a
Taylor Morrison Home Corp., A ......................... United States 1,242 76,284
Toll Brothers, Inc. ................................... United States 1,239 141,407
a
Tri Pointe Homes, Inc. ................................ United States 2,103 67,191
2,440,732
Household Products 0.5%
Clorox Co. (The) .................................... United States 955 114,667
Colgate-Palmolive Co. ............................... United States 11,120 1,010,808
Energizer Holdings, Inc. .............................. United States 435 8,770
Kimberly-Clark Corp. ................................. United States 3,219 414,993
Procter & Gamble Co. (The) ........................... United States 7,923 1,262,292
Reckitt Benckiser Group plc ........................... United Kingdom 2,749 187,281
Unilever Indonesia Tbk. PT ............................ Indonesia 1,258,700 112,528
3,111,339
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 1,796 75,052
Vistra Corp. ........................................ United States 826 160,087
235,139
Industrial Conglomerates 0.3%
3M Co. ........................................... United States 855 130,165
DCC plc .......................................... United Kingdom 1,231 79,893

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates (continued)
Honeywell International, Inc. ........................... United States 4,187 $ 975,069
Jardine Matheson Holdings Ltd. ........................ Hong Kong 3,900 187,445
Sekisui Chemical Co. Ltd. ............................. Japan 5,400 97,798
Siemens AG ....................................... Germany 959 246,327
Smiths Group plc ................................... United Kingdom 3,662 112,952
1,829,649
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. ........................ United States 2,464 118,592
Prologis, Inc. ....................................... United States 5,304 557,556
676,148
Insurance 1.3%
Aflac, Inc. ......................................... United States 1,226 129,294
AIA Group Ltd. ..................................... Hong Kong 41,400 375,020
Allianz SE ......................................... Germany 1,273 516,626
Allstate Corp. (The) .................................. United States 5,075 1,021,648
American International Group, Inc. ...................... United States 10,326 883,802
AXA SA ........................................... France 996 48,908
Axis Capital Holdings Ltd. ............................. United States 1,512 156,976
a
Brighthouse Financial, Inc. ............................ United States 2,111 113,508
Chubb Ltd. ........................................ United States 421 121,972
CNO Financial Group, Inc. ............................ United States 1,668 64,351
Dai-ichi Life Holdings, Inc. ............................. Japan 7,300 55,499
a
Enstar Group Ltd. ................................... United States 199 66,936
Everest Group Ltd. .................................. United States 373 126,764
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 797 13,214
a
Genworth Financial, Inc., A ............................ United States 8,766 68,199
Globe Life, Inc. ..................................... United States 2,649 329,244
a
Hamilton Insurance Group Ltd., B ....................... United States 2,566 55,477
Hanover Insurance Group, Inc. (The) ..................... United States 362 61,493
a
Heritage Insurance Holdings, Inc. ....................... United States 582 14,515
Horace Mann Educators Corp. ......................... United States 750 32,227
Mercury General Corp. ............................... United States 92 6,195
MetLife, Inc. ....................................... United States 14,901 1,198,338
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 442 287,006
NN Group NV ...................................... Netherlands 464 30,874
Old Republic International Corp. ........................ United States 3,643 140,037
b
Poste Italiane SpA, 144A, Reg S ........................ Italy 1,732 37,214
Primerica, Inc. ...................................... United States 467 127,804
Progressive Corp. (The) .............................. United States 2,466 658,077
Prudential Financial, Inc. .............................. United States 1,184 127,209
Prudential plc ...................................... Hong Kong 36,184 452,888
QBE Insurance Group Ltd. ............................ Australia 4,367 67,248
Reinsurance Group of America, Inc. ..................... United States 732 145,200
a
SiriusPoint Ltd. ..................................... Sweden 818 16,679
Talanx AG ......................................... Germany 1,449 187,851
Travelers Cos., Inc. (The) ............................. United States 450 120,393
Unipol Assicurazioni SpA .............................. Italy 1,425 28,222
Universal Insurance Holdings, Inc. ....................... United States 711 19,716
Unum Group ....................................... United States 1,579 127,520
W R Berkley Corp. .................................. United States 1,760 129,307
Willis Towers Watson plc .............................. United States 414 126,891
Zurich Insurance Group AG ............................ Switzerland 295 206,419
8,496,761
Interactive Media & Services 3.1%
Alphabet, Inc., A .................................... United States 33,175 5,846,430

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
Alphabet, Inc., C .................................... United States 12,715 $ 2,255,514
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 13,733 155,551
a
Cargurus, Inc., A .................................... United States 1,783 59,677
a
EverQuote, Inc., A ................................... United States 1,998 48,312
a
fuboTV, Inc. ....................................... United States 3,250 12,545
a
Grindr, Inc. ........................................ Singapore 1,517 34,436
LY Corp. .......................................... Japan 70,400 259,255
Meta Platforms, Inc., A ............................... United States 11,557 8,530,106
b
Scout24 SE, 144A, Reg S ............................. Germany 579 79,930
Tencent Holdings Ltd. ................................ China 3,600 231,968
a
ZipRecruiter, Inc., A .................................. United States 1,884 9,439
17,523,163
IT Services 0.5%
Accenture plc, A .................................... Ireland 4,390 1,312,127
Fujitsu Ltd. ........................................ Japan 1,900 46,093
a
GoDaddy, Inc., A .................................... United States 679 122,261
NEC Corp. ........................................ Japan 2,500 72,938
a
Shopify, Inc., A ..................................... Canada 3,336 384,808
a
Snowflake, Inc., A ................................... United States 908 203,183
a
Twilio, Inc., A ....................................... United States 1,103 137,169
a
Unisys Corp. ....................................... United States 2,677 12,127
VeriSign, Inc. ...................................... United States 463 133,714
2,424,420
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. .......................... Japan 4,800 172,028
Hasbro, Inc. ....................................... United States 1,896 139,963
a
Latham Group, Inc. .................................. United States 1,722 10,986
322,977
Life Sciences Tools & Services 0.3%
Danaher Corp. ..................................... United States 655 129,389
Lonza Group AG .................................... Switzerland 705 504,190
Thermo Fisher Scientific, Inc. .......................... United States 2,484 1,007,163
1,640,742
Machinery 0.4%
Alamo Group, Inc. ................................... United States 69 15,068
Albany International Corp., A ........................... United States 164 11,501
Allison Transmission Holdings, Inc. ...................... United States 1,219 115,793
Atmus Filtration Technologies, Inc. ...................... United States 731 26,623
a
Blue Bird Corp. ..................................... United States 702 30,298
Caterpillar, Inc. ..................................... United States 508 197,211
Cummins, Inc. ...................................... United States 392 128,380
Deere & Co. ....................................... United States 254 129,156
Donaldson Co., Inc. ................................. United States 1,822 126,356
Ebara Corp. ....................................... Japan 10,100 193,695
ESCO Technologies, Inc. .............................. United States 90 17,268
Federal Signal Corp. ................................. United States 125 13,303
Flowserve Corp. .................................... United States 2,548 133,388
Franklin Electric Co., Inc. ............................. United States 124 11,128
GEA Group AG ..................................... Germany 2,579 180,788
Graco, Inc. ........................................ United States 1,547 132,996
Hoshizaki Corp. .................................... Japan 1,100 37,904
Hyster-Yale, Inc. .................................... United States 344 13,684
Ingersoll Rand, Inc. .................................. United States 7,982 663,943
Komatsu Ltd. ...................................... Japan 1,500 49,490

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Lincoln Electric Holdings, Inc. .......................... United States 637 $ 132,063
Makita Corp. ....................................... Japan 1,100 33,878
Mueller Industries, Inc. ............................... United States 1,151 91,470
Mueller Water Products, Inc., A ......................... United States 578 13,895
Otis Worldwide Corp. ................................ United States 5,313 526,093
Parker-Hannifin Corp. ................................ United States 204 142,488
Pentair plc ........................................ United States 1,324 135,922
a
Proto Labs, Inc. ..................................... United States 407 16,296
Rational AG ....................................... Germany 59 49,578
REV Group, Inc. .................................... United States 797 37,929
Schindler Holding AG ................................ Switzerland 705 262,521
a
SPX Technologies, Inc. ............................... United States 79 13,247
Tennant Co. ....................................... United States 141 10,925
Watts Water Technologies, Inc., A ....................... United States 335 82,373
Westinghouse Air Brake Technologies Corp. ............... United States 693 145,080
Worthington Enterprises, Inc. .......................... United States 274 17,437
3,939,168
Marine Transportation 0.0%
†
Costamare, Inc. .................................... Monaco 2,500 22,775
a
Kirby Corp. ........................................ United States 1,177 133,484
Matson, Inc. ....................................... United States 536 59,684
Safe Bulkers, Inc. ................................... Monaco 2,615 9,440
SITC International Holdings Co. Ltd. ..................... China 38,000 121,746
347,129
Media 0.2%
a
Charter Communications, Inc., A ........................ United States 1,329 543,308
Comcast Corp., A ................................... United States 13,885 495,556
Informa plc ........................................ United Kingdom 9,143 101,224
a
Magnite, Inc. ....................................... United States 1,366 32,948
New York Times Co. (The), A ........................... United States 2,521 141,126
a
PubMatic, Inc., A .................................... United States 1,006 12,515
a
Trade Desk, Inc. (The), A .............................. United States 1,681 121,015
1,447,692
Metals & Mining 0.6%
a
Alpha Metallurgical Resources, Inc. ...................... United States 253 28,457
ArcelorMittal SA .................................... Luxembourg 2,017 64,048
BHP Group Ltd., (AUD Traded) ......................... Australia 15,484 372,508
BHP Group Ltd., (GBP Traded) ......................... Australia 1,206 28,875
BlueScope Steel Ltd. ................................. Australia 5,457 83,157
a
Boliden AB ........................................ Sweden 1,019 31,843
Carpenter Technology Corp. ........................... United States 128 35,377
Commercial Metals Co. ............................... United States 236 11,543
a
Constellium SE, A ................................... United States 4,359 57,975
Fortescue Ltd. ...................................... Australia 23,620 237,434
Freeport-McMoRan, Inc. .............................. United States 21,815 945,680
Glencore plc ....................................... Australia 120,231 468,497
Hecla Mining Co. ................................... United States 2,183 13,076
Norsk Hydro ASA ................................... Norway 9,336 53,462
Northern Star Resources Ltd. .......................... Australia 13,237 163,505
Nucor Corp. ....................................... United States 1,126 145,862
Rio Tinto plc ....................................... Australia 4,127 240,208
Royal Gold, Inc. .................................... United States 365 64,912
Southern Copper Corp. ............................... Mexico 1,413 142,953

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
SunCoke Energy, Inc. ................................ United States 1,716 $ 14,740
3,204,112
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
BrightSpire Capital, Inc., A ............................. United States 3,558 17,968
Chimera Investment Corp. ............................. United States 882 12,233
Ladder Capital Corp., A ............................... United States 1,043 11,212
MFA Financial, Inc. .................................. United States 1,176 11,125
Rithm Capital Corp. .................................. United States 11,234 126,832
TPG RE Finance Trust, Inc. ............................ United States 2,526 19,501
198,871
Multi-Utilities 0.2%
Avista Corp. ....................................... United States 1,362 51,688
Black Hills Corp. .................................... United States 976 54,754
Consolidated Edison, Inc. ............................. United States 1,225 122,929
Dominion Energy, Inc. ................................ United States 2,360 133,387
E.ON SE .......................................... Germany 14,268 262,897
Engie SA ......................................... France 19,182 450,831
Northwestern Energy Group, Inc. ....................... United States 185 9,491
Public Service Enterprise Group, Inc. .................... United States 1,632 137,382
Sembcorp Industries Ltd. ............................. Singapore 11,700 63,029
Unitil Corp. ........................................ United States 206 10,743
1,297,131
Office REITs 0.1%
COPT Defense Properties ............................. United States 405 11,170
Empire State Realty Trust, Inc., A ....................... United States 1,363 11,027
Vornado Realty Trust ................................. United States 14,182 542,320
564,517
Oil, Gas & Consumable Fuels 1.4%
Antero Midstream Corp. .............................. United States 6,877 130,319
Berry Corp. ........................................ United States 4,067 11,266
BP plc ............................................ United States 45,105 224,727
Cheniere Energy, Inc. ................................ United States 6,059 1,475,488
ConocoPhillips ..................................... United States 7,805 700,421
Core Natural Resources, Inc. .......................... United States 552 38,496
Coterra Energy, Inc. ................................. United States 5,205 132,103
Dorian LPG Ltd. .................................... United States 516 12,580
ENEOS Holdings, Inc. ................................ Japan 44,500 220,579
Eni SpA .......................................... Italy 4,151 67,056
Equinor ASA ....................................... Norway 15,482 390,983
Excelerate Energy, Inc., A ............................. United States 369 10,819
Exxon Mobil Corp. ................................... United States 16,854 1,816,861
a
Gulfport Energy Corp. ................................ United States 57 11,467
Inpex Corp. ........................................ Japan 24,300 341,103
International Seaways, Inc. ............................ United States 287 10,470
Marathon Petroleum Corp. ............................ United States 802 133,220
Murphy Oil Corp. .................................... United States 1,849 41,603
Peabody Energy Corp. ............................... United States 709 9,515
Repsol SA ......................................... Spain 5,115 74,814
Scorpio Tankers, Inc. ................................. Monaco 1,471 57,560
Shell plc, (EUR Traded) ............................... United States 30,098 1,057,027
Shell plc, (GBP Traded) ............................... United States 3,485 121,590
Teekay Corp. Ltd. ................................... United States 5,238 43,214
Teekay Tankers Ltd., A ............................... Canada 1,243 51,858
TotalEnergies SE ................................... France 9,456 577,976

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................................. United States 5,210 $ 700,328
Williams Cos., Inc. (The) .............................. United States 2,204 138,433
World Kinect Corp. .................................. United States 398 11,283
8,613,159
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................... United States 1,407 120,988
Sylvamo Corp. ..................................... United States 790 39,579
160,567
Passenger Airlines 0.4%
Delta Air Lines, Inc. .................................. United States 2,592 127,475
Qantas Airways Ltd. ................................. Australia 46,875 331,152
Ryanair Holdings plc ................................. Italy 2,905 82,402
Ryanair Holdings plc, ADR ............................ Italy 7,536 434,601
a
SkyWest, Inc. ...................................... United States 689 70,946
Southwest Airlines Co. ............................... United States 27,293 885,385
a
Sun Country Airlines Holdings, Inc. ...................... United States 1,455 17,096
a
United Airlines Holdings, Inc. ........................... United States 1,636 130,275
2,079,332
Personal Care Products 0.1%
Unilever plc ........................................ United Kingdom 11,855 723,466
Pharmaceuticals 2.5%
a
Alumis, Inc. ........................................ United States 2,009 6,027
a
Arvinas, Inc. ....................................... United States 6,385 46,994
AstraZeneca plc .................................... United Kingdom 3,135 436,295
AstraZeneca plc, ADR ................................ United Kingdom 10,295 719,415
Bristol-Myers Squibb Co. .............................. United States 13,255 613,574
Chugai Pharmaceutical Co. Ltd. ........................ Japan 3,700 193,206
a
Corcept Therapeutics, Inc. ............................ United States 835 61,289
Daiichi Sankyo Co. Ltd. ............................... Japan 16,000 370,690
Eli Lilly & Co. ...................................... United States 4,780 3,726,153
Galderma Group AG ................................. Switzerland 723 105,092
GSK plc .......................................... United States 7,803 148,776
Haleon plc ........................................ United States 84,574 434,679
Ipsen SA .......................................... France 736 87,671
Johnson & Johnson ................................. United States 6,872 1,049,698
Merck & Co., Inc. ................................... United States 19,996 1,582,883
Merck KGaA ....................................... Germany 123 15,948
Novartis AG ....................................... United States 10,274 1,247,028
Novo Nordisk A/S, B ................................. Denmark 6,523 452,005
Otsuka Holdings Co. Ltd. ............................. Japan 3,200 158,654
Roche Holding AG .................................. United States 2,323 758,273
Sanofi SA ......................................... United States 9,896 958,069
a
WaVe Life Sciences Ltd. .............................. United States 1,713 11,135
13,183,554
Professional Services 0.4%
Automatic Data Processing, Inc. ........................ United States 5,818 1,794,271
Booz Allen Hamilton Holding Corp., A .................... United States 499 51,961
Broadridge Financial Solutions, Inc. ...................... United States 534 129,778
Heidrick & Struggles International, Inc. ................... United States 354 16,199
a
IBEX Holdings Ltd. .................................. United States 528 15,365
Korn Ferry ........................................ United States 555 40,698
a
Legalzoom.com, Inc. ................................. United States 5,892 52,498
Leidos Holdings, Inc. ................................. United States 809 127,628

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Maximus, Inc. ...................................... United States 164 $ 11,513
a
Paylocity Holding Corp. ............................... United States 638 115,599
Recruit Holdings Co. Ltd. ............................. Japan 8,600 505,737
a
Upwork, Inc. ....................................... United States 3,630 48,787
Verisk Analytics, Inc., A ............................... United States 207 64,481
Wolters Kluwer NV .................................. Netherlands 1,098 183,627
3,158,142
Real Estate Management & Development 0.3%
a
Anywhere Real Estate, Inc. ............................ United States 3,088 11,179
a
CBRE Group, Inc., A ................................. United States 5,439 762,113
a
CoStar Group, Inc. .................................. United States 5,426 436,250
a
Cushman & Wakefield plc ............................. United States 4,849 53,678
a
Jones Lang LaSalle, Inc. .............................. United States 566 144,771
1,407,991
Residential REITs 0.0%
†
AvalonBay Communities, Inc. .......................... United States 621 126,374
Camden Property Trust ............................... United States 1,090 122,832
Equity LifeStyle Properties, Inc. ......................... United States 1,930 119,023
Equity Residential ................................... United States 1,821 122,899
Essex Property Trust, Inc. ............................. United States 451 127,813
Invitation Homes, Inc. ................................ United States 3,773 123,754
Mid-America Apartment Communities, Inc. ................ United States 807 119,444
NexPoint Residential Trust, Inc. ......................... United States 357 11,895
874,034
Retail REITs 0.2%
Brixmor Property Group, Inc. ........................... United States 5,065 131,893
CBL & Associates Properties, Inc. ....................... United States 423 10,740
Curbline Properties Corp. ............................. United States 1,292 29,496
Kite Realty Group Trust ............................... United States 1,347 30,510
Simon Property Group, Inc. ............................ United States 7,159 1,150,881
SITE Centers Corp. .................................. United States 3,828 43,295
Tanger, Inc. ........................................ United States 363 11,101
Urban Edge Properties ............................... United States 2,985 55,700
1,463,616
Semiconductors & Semiconductor Equipment 5.6%
a
Ambarella, Inc. ..................................... United States 886 58,534
Applied Materials, Inc. ................................ United States 945 173,001
ASML Holding NV ................................... Netherlands 1,807 1,448,016
a
Astera Labs, Inc. .................................... United States 1,371 123,966
Broadcom, Inc. ..................................... United States 20,385 5,619,125
a
CEVA, Inc. ........................................ United States 498 10,946
a
Cirrus Logic, Inc. .................................... United States 1,320 137,617
a
Credo Technology Group Holding Ltd. .................... United States 1,435 132,867
a
Impinj, Inc. ........................................ United States 469 52,092
KLA Corp. ......................................... United States 164 146,901
Lam Research Corp. ................................. United States 1,898 184,751
Marvell Technology, Inc. .............................. United States 2,640 204,336
a
MaxLinear, Inc., A ................................... United States 922 13,102
NVIDIA Corp. ...................................... United States 118,459 18,715,337
QUALCOMM, Inc. ................................... United States 16,709 2,661,075
a
Rambus, Inc. ...................................... United States 1,347 86,235
a
Rigetti Computing, Inc. ............................... United States 747 8,859
SCREEN Holdings Co. Ltd. ............................ Japan 2,300 187,016
SK Hynix, Inc. ...................................... South Korea 1,300 280,126

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 12,000 $ 438,832
30,682,734
Software 5.3%
a
8x8, Inc. .......................................... United States 4,614 9,043
A10 Networks, Inc. .................................. United States 781 15,112
a
ACI Worldwide, Inc. .................................. United States 718 32,963
Adeia, Inc. ........................................ United States 816 11,538
a
Adobe, Inc. ........................................ United States 4,901 1,896,099
a
Alarm.com Holdings, Inc. ............................. United States 215 12,163
a
AppLovin Corp., A ................................... United States 705 246,806
a
Atlassian Corp., A ................................... United States 5,434 1,103,591
a
Aurora Innovation, Inc., A ............................. United States 908 4,758
a
Autodesk, Inc. ...................................... United States 1,624 502,742
a
Blend Labs, Inc., A .................................. United States 14,800 48,840
a
Cadence Design Systems, Inc. ......................... United States 4,018 1,238,147
a
Check Point Software Technologies Ltd. .................. Israel 400 88,500
a
Commvault Systems, Inc. ............................. United States 469 81,761
a
DocuSign, Inc., A ................................... United States 1,429 111,305
a
Dropbox, Inc., A .................................... United States 4,618 132,075
a
D-Wave Quantum, Inc. ............................... Canada 1,330 19,471
a
Fortinet, Inc. ....................................... United States 1,242 131,304
a
HubSpot, Inc. ...................................... United States 830 462,003
InterDigital, Inc. ..................................... United States 341 76,462
Intuit, Inc. ......................................... United States 194 152,800
a
Life360, Inc. ....................................... United States 884 57,681
a
LiveRamp Holdings, Inc. .............................. United States 1,758 58,084
a
Manhattan Associates, Inc. ............................ United States 1,130 223,141
Microsoft Corp. ..................................... United States 35,504 17,660,045
a
Nice Ltd. .......................................... Israel 258 43,734
OneSpan, Inc. ...................................... United States 692 11,549
Oracle Corp. ....................................... United States 3,691 806,963
Oracle Corp. Japan .................................. Japan 900 107,272
a
Palantir Technologies, Inc., A ........................... United States 1,960 267,187
Pegasystems, Inc. ................................... United States 2,623 141,983
a
PROS Holdings, Inc. ................................. United States 857 13,421
a
Q2 Holdings, Inc. ................................... United States 312 29,200
a
Rapid7, Inc. ....................................... United States 1,339 30,971
a
RingCentral, Inc., A .................................. United States 4,936 139,936
Salesforce, Inc. ..................................... United States 3,464 944,598
SAP SE .......................................... Germany 1,558 476,404
a
ServiceNow, Inc. .................................... United States 1,594 1,638,760
a
Teradata Corp. ..................................... United States 5,438 121,322
a
Weave Communications, Inc. .......................... United States 1,715 14,269
a
Workday, Inc., A .................................... United States 474 113,760
a
Xperi, Inc. ......................................... United States 1,580 12,498
a
Zoom Communications, Inc., A ......................... United States 1,662 129,603
29,419,864
Specialized REITs 0.2%
American Tower Corp. ................................ United States 4,959 1,096,038
Millrose Properties, Inc., A ............................. United States 4,527 129,065
Outfront Media, Inc. ................................. United States 3,639 59,388
PotlatchDeltic Corp. ................................. United States 279 10,705
Public Storage ..................................... United States 452 132,626
VICI Properties, Inc., A ............................... United States 4,056 132,226

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs (continued)
Weyerhaeuser Co. .................................. United States 4,940 $ 126,909
1,686,957
Specialty Retail 0.5%
a
Abercrombie & Fitch Co., A ............................ United States 607 50,290
American Eagle Outfitters, Inc. ......................... United States 917 8,822
a,b
Auto1 Group SE, 144A, Reg S ......................... Germany 4,223 136,721
a
AutoZone, Inc. ..................................... United States 32 118,791
Avolta AG ......................................... Switzerland 917 49,950
Best Buy Co., Inc. ................................... United States 1,820 122,177
Buckle, Inc. (The) ................................... United States 283 12,834
Fast Retailing Co. Ltd. ................................ Japan 1,200 411,437
Gap, Inc. (The) ..................................... United States 4,674 101,940
a
Genesco, Inc. ...................................... United States 469 9,235
Home Depot, Inc. (The) ............................... United States 1,213 444,734
Industria de Diseno Textil SA ........................... Spain 906 47,263
J Jill, Inc. ......................................... United States 670 9,809
Ross Stores, Inc. ................................... United States 841 107,295
a
Sally Beauty Holdings, Inc. ............................ United States 1,249 11,566
TJX Cos., Inc. (The) ................................. United States 14,241 1,758,621
Upbound Group, Inc. ................................. United States 449 11,270
a
Urban Outfitters, Inc. ................................. United States 303 21,980
a
Victoria's Secret & Co. ............................... United States 1,830 33,892
Williams-Sonoma, Inc. ............................... United States 752 122,854
3,591,481
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc. ........................................ United States 67,470 13,842,820
a
IonQ, Inc. ......................................... United States 1,726 74,166
NetApp, Inc. ....................................... United States 1,327 141,392
Seagate Technology Holdings plc ....................... United States 5,903 851,980
14,910,358
Textiles, Apparel & Luxury Goods 0.3%
adidas AG ......................................... Germany 304 70,963
Asics Corp. ........................................ Japan 5,500 140,252
Cie Financiere Richemont SA .......................... Switzerland 100 18,923
a
Deckers Outdoor Corp. ............................... United States 520 53,596
a
G-III Apparel Group Ltd. .............................. United States 424 9,498
a
Hanesbrands, Inc. ................................... United States 2,082 9,536
Hermes International SCA ............................. France 131 355,123
Kontoor Brands, Inc. ................................. United States 144 9,500
a
Lululemon Athletica, Inc. .............................. United States 828 196,716
LVMH Moet Hennessy Louis Vuitton SE .................. France 106 55,478
Pandora A/S ....................................... Denmark 1,666 293,541
1,213,126
Tobacco 0.8%
Imperial Brands plc .................................. United Kingdom 9,344 369,183
Philip Morris International, Inc. ......................... United States 21,636 3,940,565
Turning Point Brands, Inc. ............................. United States 784 59,404
4,369,152
Trading Companies & Distributors 0.2%
AerCap Holdings NV ................................. Ireland 1,000 117,000
Applied Industrial Technologies, Inc. ..................... United States 201 46,722
Boise Cascade Co. .................................. United States 504 43,757

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
Bunzl plc .......................................... United Kingdom 1,270 $ 40,470
a
DNOW, Inc. ....................................... United States 2,899 42,992
a
Hudson Technologies, Inc. ............................ United States 2,169 17,612
McGrath RentCorp .................................. United States 143 16,582
Mitsubishi Corp. .................................... Japan 9,800 195,822
Mitsui & Co. Ltd. .................................... Japan 21,000 427,980
a
NPK International, Inc. ............................... United States 1,671 14,220
United Rentals, Inc. .................................. United States 826 622,308
1,585,465
Transportation Infrastructure 0.1%
b
Aena SME SA, 144A, Reg S ........................... Spain 7,387 197,187
Water Utilities 0.0%
†
American States Water Co. ............................ United States 149 11,422
California Water Service Group ......................... United States 290 13,189
H2O America ...................................... United States 281 14,604
39,215
Wireless Telecommunication Services 0.4%
KDDI Corp. ........................................ Japan 21,000 360,582
SoftBank Group Corp. ................................ Japan 4,000 290,824
T-Mobile US, Inc. ................................... United States 4,161 991,400
1,642,806
Total Common Stocks (Cost $194,241,107) ...................................
324,661,100
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 1,724 117,232
Electric Utilities 0.0%
†
PG&E Corp., A, 6% .................................. United States 931 35,006
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 747 55,913
Total Convertible Preferred Stocks (Cost $170,100) ............................
208,151
Preferred Stocks 0.1%
Technology Hardware, Storage & Peripherals 0.1%
c
Samsung Electronics Co. Ltd., 2.2% ..................... South Korea 6,360 233,316
Total Preferred Stocks (Cost $236,639) .......................................
233,316
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,d
Icosavax, Inc., CVR, 5/31/25 ........................... United Kingdom 687 206
Pharmaceuticals 0.0%
†
a,d
CinCor Pharma, Inc., CVR, 5/31/25 ...................... United Kingdom 440 1,346
Total Rights (Cost $1,559) ..................................................
1,552

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.1%
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 $ 62,440
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 40,000 23,100
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 52,000 59,488
Software 0.1%
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 76,000 89,794
Total Convertible Bonds (Cost $223,850) .....................................
234,822
Corporate Bonds 22.9%
Aerospace & Defense 0.7%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 15,000 14,673
Senior Note, 5.875%, 12/01/27 ....................... United States 120,000 120,660
Senior Note, 4.875%, 10/01/29 ....................... United States 25,000 24,507
Senior Note, 7.25%, 8/15/30 ......................... United States 75,000 78,656
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 55,000 56,698
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 45,000 46,447
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 .......................... United States 35,000 33,326
Senior Bond, 2.95%, 2/01/30 ......................... United States 41,000 38,027
Senior Bond, 6.125%, 2/15/33 ........................ United States 95,000 100,428
Senior Bond, 5.875%, 2/15/40 ........................ United States 45,000 44,925
Senior Bond, 3.375%, 6/15/46 ........................ United States 108,000 74,009
Senior Note, 2.196%, 2/04/26 ........................ United States 835,000 822,086
Senior Note, 2.7%, 2/01/27 .......................... United States 153,000 148,761
Senior Note, 6.259%, 5/01/27 ........................ United States 79,000 81,309
Senior Note, 6.298%, 5/01/29 ........................ United States 120,000 126,897
Senior Note, 6.388%, 5/01/31 ........................ United States 65,000 69,884
b
Bombardier, Inc. ,
Senior Note, 144A, 7.875%, 4/15/27 ................... Canada 3,000 3,019
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 60,000 65,030
Senior Note, 144A, 7.25%, 7/01/31 .................... Canada 10,000 10,509
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 20,000 20,853
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 50,000 51,873
Howmet Aerospace, Inc. ,
Senior Note, 3%, 1/15/29 ........................... United States 436,000 417,158
Senior Note, 4.85%, 10/15/31 ........................ United States 135,000 136,886
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 322,000 320,812
Senior Bond, 5.15%, 2/27/33 ......................... United States 69,000 70,562
Senior Bond, 4.875%, 10/15/40 ....................... United States 151,000 142,414
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 110,000 121,451
Senior Bond, 4.6%, 6/15/28 .......................... United States 115,000 113,128
b
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 25,000 26,556
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 60,000 62,298
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 15,000 15,735
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 5,000 5,183

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc., (continued)
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 90,000 $ 90,547
3,555,307
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 115,000 120,945
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 25,000 25,587
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 85,000 65,929
b,e
IHO Verwaltungs GmbH , Senior Secured Note , 144A, PIK, 7.75% ,
11/15/30 ........................................ Germany 200,000 205,415
417,876
Automobiles 0.2%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 17,000 18,068
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 200,000 200,965
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 380,000 400,912
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 98,000 99,897
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 55,000 54,523
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 48,000 49,059
823,424
Banks 4.4%
b
ABN AMRO Bank NV ,
Senior Non-Preferred Note, 144A, 4.988% to 12/02/27, FRN
thereafter, 12/03/28 ................................ Netherlands 300,000 304,129
Sub. Bond, 144A, 4.75%, 7/28/25 ..................... Netherlands 200,000 200,041
b,f
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 202,641
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 200,000 199,575
Sub. Bond, 5.179%, 11/19/25 ........................ Spain 400,000 400,478
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 1,400,000 1,257,008
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 572,000 522,572
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 1,690,000 1,642,991
g
Sub. Bond, FRN, 5.34%, (3-month SOFR + 1.022%), 9/15/26 United States 83,000 82,889
Sub. Bond, 6.11%, 1/29/37 .......................... United States 722,000 762,916
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,133,000 1,037,133
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 245,000 244,068
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 201,977
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 204,348
b
BNP Paribas SA ,
Sub. Bond, 144A, 4.375%, 5/12/26 .................... France 200,000 199,582
Sub. Bond, 144A, 2.588% to 8/11/30, FRN thereafter, 8/12/35 France 285,000 251,246
b
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 410,000 412,832
b
CaixaBank SA ,
h
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 200,000 200,542
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 200,000 206,899

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 408,000 $ 404,415
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 1,792,000 1,764,347
Sub. Bond, 4.45%, 9/29/27 .......................... United States 512,000 512,597
Sub. Bond, 4.75%, 5/18/46 .......................... United States 214,000 182,822
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 718,000 704,749
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 647,000 671,884
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 490,000 411,803
b
Intesa Sanpaolo SpA , Senior Preferred Bond , 144A, 3.875% ,
1/12/28 ......................................... Italy 400,000 392,494
JPMorgan Chase & Co. ,
g
W, Junior Sub. Bond, FRN, 5.588%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 228,000 202,377
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 305,000 311,710
Sub. Bond, 3.625%, 12/01/27 ........................ United States 1,887,000 1,861,993
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,005,000 1,047,864
Lloyds Banking Group plc , Sub. Bond , 4.65% , 3/24/26 ........
United Kingdom 295,000 294,778
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 335,000 343,113
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to
6/05/32, FRN thereafter , 6/06/33 ...................... United States 825,000 801,009
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 629,000 622,024
Truist Bank , Sub. Bond , 4.632% , 9/17/29 ..................
United States 390,000 385,655
Truist Financial Corp. ,
Senior Note, 4.26% to 7/27/25, FRN thereafter, 7/28/26 ..... United States 390,000 389,849
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 150,000 154,527
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 754,000 640,176
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 2,203,000 2,012,502
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ..... United States 260,000 259,951
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 155,000 160,069
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 147,000 108,919
23,175,494
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 230,000 234,566
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 384,000 329,050
Senior Note, 5.15%, 3/02/28 ......................... United States 320,000 327,062
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 215,000 EUR 242,894
1,133,572
Broadline Retail 0.0%
†
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 85,000 88,200
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 189,000 184,563
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 75,000 75,221
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 80,000 80,697
428,681

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 0.2%
b
Builders FirstSource, Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 40,000 $ 40,813
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 35,000 36,080
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 75,000 69,224
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 10,000 10,094
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 40,000 40,689
Johnson Controls International plc ,
Senior Bond, 4.95%, 7/02/64 ......................... United States 336,000 281,079
Senior Note, 3.9%, 2/14/26 .......................... United States 194,000 193,252
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 80,000 82,103
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 85,000 81,015
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 30,000 30,974
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 55,000 56,592
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 70,000 73,446
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 90,000 92,276
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 70,000 66,323
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 40,000 35,900
Senior Note, Reg S, 2.25%, 11/21/26 .................. United States 100,000 EUR 116,730
1,306,590
Capital Markets 1.6%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 204,000 202,963
Senior Note, 2.15%, 7/15/26 ......................... United States 253,000 246,597
Senior Note, 7%, 1/15/27 ........................... United States 110,000 113,535
Senior Note, 2.875%, 6/15/27 ........................ United States 270,000 261,055
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 25,000 27,504
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 170,000 145,309
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 88,000 85,611
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to
4/30/28, FRN thereafter , 5/01/29 ...................... United States 1,677,000 1,667,709
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 190,000 157,857
Senior Note, 4%, 9/15/27 ........................... United States 98,000 97,593
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 195,000 196,983
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 65,000 66,874
Jefferies Financial Group, Inc. , Senior Note , 5.03% , 3/16/26 ...
United States 185,000 185,350
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 207,000 188,853
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 183,000 195,235
Senior Note, 5.2%, 3/15/30 .......................... United States 194,000 197,114
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 589,000 511,426
Senior Bond, 5%, 8/05/34 ........................... United States 65,000 65,764

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 1,758,000 $ 1,733,154
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 305,000 310,394
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 132,000 133,938
Sub. Bond, 3.95%, 4/23/27 .......................... United States 507,000 504,039
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 133,000 124,844
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 38,000 39,607
Senior Note, 5.35%, 6/28/28 ......................... United States 97,000 99,900
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 186,000 159,253
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 65,000 60,464
Senior Bond, 1.25%, 8/15/30 ......................... United States 118,000 101,637
b,h
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 55,000 55,598
b
UBS Group AG ,
f
Junior Sub. Bond, Reg S, 6.875% to 8/06/25, FRN thereafter,
Perpetual ....................................... Switzerland 389,000 389,602
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 311,000 306,269
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 250,000 245,310
8,877,341
Chemicals 0.5%
b
Avient Corp. ,
Senior Note, 144A, 7.125%, 8/01/30 ................... United States 60,000 61,929
Senior Note, 144A, 6.25%, 11/01/31 ................... United States 30,000 30,299
Celanese US Holdings LLC ,
Senior Bond, 6.629%, 7/15/32 ........................ United States 55,000 57,699
Senior Note, 1.4%, 8/05/26 .......................... United States 184,000 177,489
Senior Note, 6.415%, 7/15/27 ........................ United States 376,000 389,629
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 70,000 72,728
CF Industries, Inc. ,
Senior Bond, 4.95%, 6/01/43 ......................... United States 110,000 97,924
b
Senior Bond, 144A, 4.5%, 12/01/26 .................... United States 238,000 238,220
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 70,000 71,811
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 266,000 252,465
Senior Bond, 2.95%, 6/15/31 ......................... United States 156,000 131,390
International Flavors & Fragrances, Inc. ,
Senior Bond, 4.45%, 9/26/28 ......................... United States 308,000 308,010
b
Senior Bond, 144A, 2.3%, 11/01/30 .................... United States 54,000 47,743
Nutrien Ltd. ,
Senior Bond, 4.2%, 4/01/29 .......................... Canada 107,000 105,939
Senior Bond, 4.125%, 3/15/35 ........................ Canada 404,000 368,023
Senior Bond, 5.25%, 1/15/45 ......................... Canada 95,000 87,809
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 65,000 69,791
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 65,000 63,605
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 80,000 77,993
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 105,000 70,826
Westlake Corp. , Senior Bond , 2.875% , 8/15/41 .............
United States 243,000 163,603

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 50,000 $ 45,306
2,990,231
Commercial Services & Supplies 0.2%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 95,000 99,330
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 122,000 121,626
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 50,000 51,263
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 25,000 26,192
b
Madison IAQ LLC ,
Senior Note, 144A, 5.875%, 6/30/29 ................... United States 145,000 142,738
Senior Secured Note, 144A, 4.125%, 6/30/28 ............ United States 40,000 38,888
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 90,000 90,222
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 665,000 684,236
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 120,000 120,091
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 30,000 32,512
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 306,000 299,515
Senior Bond, 3.2%, 6/01/32 .......................... United States 48,000 43,859
Senior Bond, 5%, 3/01/34 ........................... United States 70,000 70,776
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 147,000 150,642
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 75,000 78,046
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 30,000 31,256
2,081,192
Communications Equipment 0.1%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 60,000 59,013
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 78,000 69,263
Senior Bond, 5.55%, 8/15/35 ......................... United States 345,000 351,893
Senior Note, 4.85%, 8/15/30 ......................... United States 91,000 92,007
572,176
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 35,000 36,346
Consumer Finance 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 450,000 443,336
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 759,000 688,072
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 367,000 418,070
Senior Note, 4.75%, 6/09/27 ......................... United States 263,000 264,556
Senior Note, 2.2%, 11/02/28 ......................... United States 172,000 158,679
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 415,000 429,906
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 170,000 171,991
Capital One Financial Corp. , Sub. Bond , 2.359% to 7/28/31, FRN
thereafter , 7/29/32 ................................. United States 1,178,000 999,330
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 60,000 64,405
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 180,000 186,488

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29
United States 264,000 $ 263,655
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 6.4%, 3/26/29 ..................... United Kingdom 10,000 10,447
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 71,000 71,010
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 15,000 15,886
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 110,000 108,278
Senior Note, 7.5%, 5/15/31 .......................... United States 70,000 73,190
Senior Note, 7.125%, 11/15/31 ....................... United States 75,000 78,085
4,445,384
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 329,000 303,516
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 296,000 291,359
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 198,000 185,100
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 20,000 21,086
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 60,000 60,087
861,148
Containers & Packaging 0.1%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , Reg S, 3% , 9/01/29 .... United States 100,000 EUR 105,907
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 154,000 147,764
Senior Secured Note, 5.5%, 4/15/28 ................... United States 13,000 13,349
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 14,000 13,994
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 90,000 92,420
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 80,000 79,905
b
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 175,000 175,000
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 70,000 69,561
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 80,000 81,411
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 155,000 158,577
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 427,000 489,541
Senior Bond, 7.95%, 2/15/31 ......................... United States 99,000 114,816
1,542,245
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 50,000 47,336
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 30,000 29,363
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 55,000 57,888
134,587
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 55,000 50,592
Diversified REITs 0.2%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 3.25%, 1/15/32 ......................... United States 246,000 216,700

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
GLP Capital LP / GLP Financing II, Inc., (continued)
Senior Note, 5.375%, 4/15/26 ........................ United States 84,000 $ 84,071
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 374,000 376,208
Senior Note, 5.125%, 11/15/31 ....................... United States 290,000 290,563
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 149,000 146,771
1,114,313
Diversified Telecommunication Services 0.8%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 573,000 479,753
Senior Bond, 4.75%, 5/15/46 ......................... United States 440,000 384,507
Senior Bond, 3.55%, 9/15/55 ......................... United States 1,258,000 849,511
Senior Note, 4.1%, 2/15/28 .......................... United States 50,000 49,802
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 270,000 269,200
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 200,000 193,910
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 65,000 60,762
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 80,000 75,932
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 135,000 159,434
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 55,000 55,055
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 60,000 62,804
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 141,000 151,404
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 855,000 719,198
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 300,000 284,842
Senior Bond, 3.7%, 3/22/61 .......................... United States 602,000 415,853
b
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 973,000 979,334
Senior Note, 2.1%, 3/22/28 .......................... United States 181,000 171,533
5,362,834
Electric Utilities 1.2%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 140,000 145,610
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 462,000 462,433
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 110,000 96,856
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 172,000 183,877
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 551,000 540,030
Senior Bond, 4.2%, 6/15/49 .......................... United States 446,000 348,311
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 211,000 231,360
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 241,000 236,482
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 130,000 128,455
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 402,000 409,205
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 31,000 31,813
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 125,000 120,087
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 845,000 861,744

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
NRG Energy, Inc. ,
f
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 70,000 $ 77,775
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 80,000 81,558
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 91,000 87,086
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 463,000 356,424
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 61,000 57,791
Senior Note, 6.1%, 1/15/29 .......................... United States 575,000 595,940
Senior Note, 5.55%, 5/15/29 ......................... United States 235,000 238,872
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 50,000 47,476
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 95,000 90,560
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 178,000 180,985
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 195,000 203,076
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 65,000 64,963
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 45,000 47,860
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 50,000 52,307
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 219,000 215,864
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 195,000 202,670
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 174,000 172,302
6,569,772
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 100,000 EUR 112,815
Electronic Equipment, Instruments & Components 0.0%
†
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 15,000 14,221
b
Sensata Technologies, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 United States 155,000 141,435
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 125,000 119,544
275,200
Energy Equipment & Services 0.0%
†
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 90,000 92,930
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 120,000 89,232
b
Precision Drilling Corp. ,
Senior Note, 144A, 7.125%, 1/15/26 ................... Canada 21,000 21,076
Senior Note, 144A, 6.875%, 1/15/29 ................... Canada 45,000 44,490
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 16,308 16,480
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 39,375 39,465
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 40,714 41,386
Transocean, Inc. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 100,000 70,405
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 32,000 32,933
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 75,000 77,354
525,751

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.3%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 215,000 $ 223,236
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 50,000 49,799
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 50,000 50,773
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 45,000 47,448
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 395,000 EUR 486,409
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 440,000 459,788
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 100,000 GBP 136,038
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 233,000 293,943
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ....
United States 45,000 41,994
1,789,428
Financial Services 0.2%
b
Benteler International AG , Senior Secured Note , 144A, 10.5% ,
5/15/28 ......................................... Austria 200,000 210,673
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 239,000 234,278
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 65,000 72,130
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 125,000 126,447
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 25,000 25,794
Global Payments, Inc. , Senior Note , 2.15% , 1/15/27 .........
United States 35,000 33,869
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 100,000 105,834
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 60,000 62,216
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 140,000 142,295
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 75,000 77,954
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 220,000 224,599
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 170,000 169,726
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 155,000 159,937
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 90,000 92,201
1,737,953
Food Products 0.3%
b,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 31,258 32,801
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 80,000 83,465
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 82,000 77,955
b,h
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 520,000 521,089
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 150,000 142,772
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 13,000 11,144
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 49,000 56,169
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 50,000 50,150
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 40,000 39,931
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 25,000 24,976
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 295,000 297,459
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 26,000 26,346
Senior Note, 144A, 5%, 3/01/32 ...................... United States 425,000 430,865

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Mars, Inc., (continued)
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 55,000 $ 55,687
1,850,809
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 75,000 75,542
Ground Transportation 0.6%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 685,000 682,500
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 205,000 177,016
b,h
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 55,000 56,200
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 288,000 240,215
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 111,000 109,430
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 150,000 147,738
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 133,000 132,849
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 300,000 305,422
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 205,173
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 310,000 316,507
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 105,000 109,836
2,482,886
Health Care Equipment & Supplies 0.2%
b
Bausch + Lomb Corp. ,
Senior Secured Note, 144A, 8.375%, 10/01/28 ........... United States 50,000 52,250
g
Senior Secured Note, 144A, FRN, 5.872%, (3-month EURIBOR
+ 3.875%), 1/15/31 ................................ United States 100,000 EUR 118,755
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 462,000 427,851
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 208,000 148,063
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 165,000 170,037
Senior Note, 4.8%, 8/14/29 .......................... United States 200,000 202,990
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 25,000 26,082
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 45,000 44,682
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 80,000 76,795
1,267,505
Health Care Providers & Services 0.8%
Centene Corp. , Senior Bond , 3% , 10/15/30 ................
United States 80,000 71,533
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.625%, 3/15/27 ............ United States 45,000 44,352
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 90,000 79,893
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 60,000 63,667
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 70,000 72,563
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 120,000 124,069
Senior Bond, 4.78%, 3/25/38 ......................... United States 122,000 112,038
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 185,000 191,809

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
DaVita, Inc., (continued)
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 $ 15,498
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 84,000 84,035
Senior Bond, 4.125%, 6/15/29 ........................ United States 75,000 73,708
Senior Note, 5.45%, 4/01/31 ......................... United States 280,000 288,809
Senior Note, 3.625%, 3/15/32 ........................ United States 510,000 470,621
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 254,000 262,232
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 200,000 204,257
Tenet Healthcare Corp. ,
Senior Secured Note, 5.125%, 11/01/27 ................ United States 190,000 189,820
Senior Secured Note, 4.25%, 6/01/29 .................. United States 75,000 72,793
Senior Secured Note, 6.125%, 6/15/30 ................. United States 120,000 122,236
UnitedHealth Group, Inc. , Senior Bond , 3.95% , 10/15/42 ......
United States 419,000 340,103
2,884,036
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 160,000 167,578
Health Care Technology 0.0%
†
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 140,000 137,930
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 195,000 200,356
338,286
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 20,000 20,716
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 90,000 92,621
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 45,000 46,322
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 25,000 25,503
185,162
Hotels, Restaurants & Leisure 0.6%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 80,000 74,634
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 160,000 153,451
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 135,000 128,949
Senior Note, 144A, 6%, 10/15/32 ..................... United States 40,000 39,254
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 110,000 113,983
Senior Secured Note, 144A, 6.5%, 2/15/32 .............. United States 15,000 15,401
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/01/27 .................... United States 100,000 100,888
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 116,000 118,038
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 85,000 86,647
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 40,000 40,951
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 251,000 245,823
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 85,000 85,332
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 110,000 101,597
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 60,000 58,771
Hyatt Hotels Corp. ,
Senior Bond, 4.85%, 3/15/26 ......................... United States 404,000 404,184

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., (continued)
Senior Note, 5.75%, 1/30/27 ......................... United States 132,000 $ 134,768
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 120,000 123,706
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 15,000 15,705
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 405,000 368,369
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 45,000 47,876
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 30,000 30,668
Senior Secured Note, 144A, 8.125%, 1/15/29 ............ United States 30,000 31,644
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 80,000 79,813
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 55,000 55,370
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 15,000 15,428
Senior Note, 144A, 6%, 2/01/33 ...................... United States 130,000 132,587
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 75,000 72,336
b
Six Flags Entertainment Corp. , Senior Note , 144A, 7.25% ,
5/15/31 ......................................... United States 85,000 87,406
b
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 35,000 36,122
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 55,000 56,273
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 30,000 30,282
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 80,000 86,210
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond, 144A, 5.125%, 10/01/29 .................. United States 55,000 54,640
Senior Note, 144A, 7.125%, 2/15/31 ................... United States 145,000 154,728
3,381,834
Household Durables 0.1%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 55,000 54,412
Senior Note, 1.3%, 10/15/26 ......................... United States 650,000 625,136
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 95,000 98,816
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 30,000 29,260
Senior Note, 6.625%, 5/15/32 ........................ United States 45,000 43,040
b
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 45,000 47,372
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 60,000 59,829
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 30,000 30,526
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 35,000 35,549
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 128,000 127,368
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 65,000 63,000
1,214,308
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 30,000 28,401
Independent Power and Renewable Electricity Producers 0.1%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 204,202
AES Corp. (The) ,
Senior Note, 1.375%, 1/15/26 ........................ United States 158,000 155,014

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
AES Corp. (The), (continued)
Senior Note, 2.45%, 1/15/31 ......................... United States 316,000 $ 276,418
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 60,000 59,396
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 155,000 160,427
b,f
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 25,000 25,622
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 80,000 81,014
962,093
Industrial REITs 0.1%
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 149,000 135,532
Senior Note, 2.125%, 4/15/27 ........................ United States 66,000 63,815
Senior Note, 1.75%, 2/01/31 ......................... United States 245,000 212,627
411,974
Insurance 1.0%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 90,000 93,920
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 90,000 93,032
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 210,000 212,637
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 105,000 103,581
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 25,000 25,802
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 115,000 119,044
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 245,000 248,889
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 547,000 505,043
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 105,000 107,344
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 117,000 103,129
Senior Bond, 2.85%, 10/15/50 ........................ United States 500,000 322,954
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 75,000 75,656
Senior Note, 4.9%, 6/23/30 .......................... United States 174,000 175,715
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 120,000 120,992
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 150,000 140,222
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 171,000 172,865
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 130,000 133,108
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 643,000 648,896
b
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 85,000 88,890
b
Jones Deslauriers Insurance Management, Inc. ,
Senior Note, 144A, 10.5%, 12/15/30 ................... Canada 75,000 79,997
Senior Secured Note, 144A, 8.5%, 3/15/30 .............. Canada 35,000 37,123
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ....
United States 236,000 213,451
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 8.252% ,
12/15/37 ........................................ United States 385,000 423,018
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 195,000 201,867
4,447,175

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........
United States 487,000 $ 475,285
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 190,000 195,083
670,368
IT Services 0.0%
†
b
Ahead DB Holdings LLC , Senior Note , 144A, 6.625% , 5/01/28 .. United States 45,000 45,168
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 165,000 162,683
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 65,000 68,176
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 95,000 88,958
364,985
Leisure Products 0.0%
†
b
Mattel, Inc. , Senior Note , 144A, 3.375% , 4/01/26 ............ United States 20,000 19,755
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 86,000 86,125
Machinery 0.2%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 280,000 285,566
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 25,000 26,706
b
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 245,000 248,567
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 140,000 140,249
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 182,000 167,970
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 45,000 43,954
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 60,000 60,162
973,174
Media 0.7%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 487,000 389,926
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 261,000 173,993
Senior Secured Note, 4.908%, 7/23/25 ................. United States 48,000 47,997
Senior Secured Note, 2.25%, 1/15/29 .................. United States 352,000 324,253
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 30,000 28,373
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 80,000 82,653
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 206,000 156,707
Senior Bond, 3.45%, 2/01/50 ......................... United States 123,000 84,411
Senior Bond, 2.987%, 11/01/63 ....................... United States 137,000 77,104
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 30,000 29,445
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 30,000 29,921
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 65,000 63,149
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 110,000 113,394
b
Gray Media, Inc. , Senior Bond , 144A, 5.375% , 11/15/31 ...... United States 85,000 63,809
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 744,000 747,938
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 105,000 106,981

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
McGraw-Hill Education, Inc., (continued)
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 55,000 $ 55,369
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 95,000 99,171
b
News Corp. ,
Senior Bond, 144A, 5.125%, 2/15/32 ................... United States 57,000 55,820
Senior Note, 144A, 3.875%, 5/15/29 ................... United States 45,000 43,088
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 50,000 48,737
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 65,000 62,128
Senior Note, 144A, 5%, 8/15/27 ...................... United States 25,000 24,891
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 45,000 47,676
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 112,000 109,086
Senior Bond, 4.2%, 6/01/29 .......................... United States 295,000 287,083
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 185,000 187,051
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 105,000 93,402
Senior Note, 144A, 4%, 7/15/28 ...................... United States 75,000 72,085
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 303,000 324,964
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 35,000 40,773
4,071,378
Metals & Mining 0.1%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 120,000 133,044
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 84,000 84,733
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 60,000 56,635
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 35,000 32,266
Senior Note, 4.125%, 1/15/30 ........................ United States 85,000 81,665
b
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 105,000 EUR 119,288
b
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
6.125% , 4/15/32 ................................... Australia 65,000 66,162
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 188,000 186,535
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 414,000 373,178
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 75,000 76,480
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 70,000 71,143
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 70,000 67,118
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 20,000 17,987
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 60,000 62,073
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 90,000 85,647
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 35,000 37,275
1,551,229
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 85,000 80,863
Multi-Utilities 0.3%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 160,000 135,761
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 265,000 266,820

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 170,000 $ 168,395
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 163,000 155,573
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 835,000 828,056
1,554,605
Oil, Gas & Consumable Fuels 1.2%
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 870,000 860,989
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 100,000 105,621
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 25,000 18,662
b,h
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 120,000 120,157
Enbridge, Inc. , Senior Bond , 4.5% , 6/10/44 ................
Canada 410,000 336,412
b
Encino Acquisition Partners Holdings LLC , Senior Note , 144A,
8.5% , 5/01/28 .................................... United States 145,000 149,083
Energy Transfer LP ,
f
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 810,000 809,266
Senior Bond, 3.75%, 5/15/30 ......................... United States 837,000 803,394
Senior Note, 5.5%, 6/01/27 .......................... United States 68,000 69,245
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 175,000 177,204
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 135,000 136,990
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 45,000 45,699
Senior Note, 144A, 5.125%, 6/15/28 ................... United States 55,000 54,653
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 35,000 36,018
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 65,000 65,332
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 40,000 41,534
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 200,000 201,834
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 343,000 396,176
Senior Note, 5%, 2/01/29 ........................... United States 185,000 187,943
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 155,000 156,412
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 90,000 90,106
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 253,000 278,640
Senior Bond, 6.2%, 3/15/40 .......................... United States 180,000 176,308
Senior Note, 8.5%, 7/15/27 .......................... United States 97,000 102,674
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 475,000 470,550
Ovintiv, Inc. , Senior Note , 5.65% , 5/15/28 .................
United States 149,000 153,218
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 202,151
b
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. ,
Senior Note , 144A, 7.875% , 11/01/28 ................... United States 70,000 73,339
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 60,000 60,077
b
South Bow USA Infrastructure Holdings LLC , Senior Note , 144A,
5.026% , 10/01/29 .................................. Canada 225,000 225,799
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 282,000 278,139
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 90,000 91,559
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 118,000 117,117

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 105,000 $ 101,826
b
Venture Global LNG, Inc. ,
f
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 85,000 82,718
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 75,000 81,750
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 105,000 109,132
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 70,000 75,641
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 20,000 21,666
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 20,000 21,430
b
Viper Energy, Inc. ,
Senior Note, 144A, 5.375%, 11/01/27 .................. United States 30,000 30,053
Senior Note, 144A, 7.375%, 11/01/31 .................. United States 105,000 111,494
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 165,000 169,696
7,897,707
Paper & Forest Products 0.0%
†
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 30,000 26,539
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 85,000 69,408
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 40,000 40,621
136,568
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 35,000 34,942
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 70,000 69,982
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 195,000 193,080
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 90,000 87,422
385,426
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 70,000 68,471
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 45,000 46,069
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 299,000 303,567
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 200,000 204,252
622,359
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 255,000 261,156
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 166,000 152,234
Senior Note, 4.75%, 2/12/30 ......................... United States 257,000 263,571
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 40,000 42,392
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 532,000 420,485
Novartis Capital Corp. , Senior Bond , 4% , 11/20/45 ..........
United States 876,000 731,652
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 702,000 700,174
Senior Bond, 5.3%, 5/19/53 .......................... United States 100,000 94,476
Senior Note, 4.45%, 5/19/28 ......................... United States 76,000 76,624

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
b
Roche Holdings, Inc. , Senior Bond , 144A, 4% , 11/28/44 ...... United States 375,000 $ 314,307
Royalty Pharma plc , Senior Note , 5.15% , 9/02/29 ...........
United States 235,000 240,000
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ................................... Israel 215,000 216,400
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 346,000 329,841
Zoetis, Inc. ,
Senior Bond, 3%, 9/12/27 ........................... United States 130,000 127,033
Senior Bond, 2%, 5/15/30 ........................... United States 99,000 89,010
4,059,355
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 105,000 108,486
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 60,800 56,858
Semiconductors & Semiconductor Equipment 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd. ,
Senior Note, 3.875%, 1/15/27 ........................ United States 468,000 464,950
Senior Note, 3.5%, 1/15/28 .......................... United States 1,240,000 1,216,868
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 66,000 54,741
Senior Note, 5.05%, 7/12/29 ......................... United States 80,000 81,952
Senior Note, 5.05%, 4/15/30 ......................... United States 145,000 148,582
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 90,000 90,425
2,057,518
Software 0.6%
Atlassian Corp. ,
Senior Bond, 5.5%, 5/15/34 .......................... United States 34,000 34,931
Senior Note, 5.25%, 5/15/29 ......................... United States 161,000 165,364
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 260,000 260,107
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 45,000 46,685
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 80,000 80,797
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 95,000 89,810
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 137,000 125,001
Senior Bond, 5.375%, 7/15/40 ........................ United States 239,000 233,608
Senior Bond, 3.65%, 3/25/41 ......................... United States 398,000 313,990
Senior Bond, 4%, 11/15/47 .......................... United States 917,000 702,514
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 70,000 67,989
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 426,000 369,340
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 245,000 248,478
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 90,000 93,438
2,832,052
Specialized REITs 0.7%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 396,000 390,414
Senior Bond, 2.9%, 1/15/30 .......................... United States 263,000 245,183
Senior Bond, 2.7%, 4/15/31 .......................... United States 462,000 414,558
Senior Note, 2.75%, 1/15/27 ......................... United States 526,000 513,678
Senior Note, 4.9%, 3/15/30 .......................... United States 110,000 111,604

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 128,000 $ 126,919
Senior Bond, 3.65%, 9/01/27 ......................... United States 395,000 388,326
Senior Bond, 3.8%, 2/15/28 .......................... United States 281,000 276,126
Senior Note, 1.05%, 7/15/26 ......................... United States 219,000 210,976
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 123,000 116,763
Senior Note, 2.9%, 11/18/26 ......................... United States 986,000 966,629
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 155,000 159,480
Weyerhaeuser Co. , Senior Bond , 7.375% , 3/15/32 ..........
United States 25,000 28,242
3,948,898
Specialty Retail 0.1%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 140,000 145,393
b,e
BCPE Ulysses Intermediate, Inc. , Senior Note , 144A, PIK, 7.75% ,
4/01/27 ......................................... United States 45,000 43,526
b,e
Carvana Co. ,
Senior Secured Note, 144A, PIK, 9%, 12/01/28 ........... United States 60,159 61,767
Senior Secured Note, 144A, PIK, 9%, 6/01/31 ............ United States 60,000 67,965
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 215,000 192,823
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 120,000 121,512
Senior Bond, 5.95%, 4/01/41 ......................... United States 228,000 240,451
Senior Bond, 5.3%, 6/25/54 .......................... United States 120,000 115,302
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 40,000 39,345
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 130,000 129,902
1,157,986
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 351,000 294,185
Senior Bond, 4.375%, 5/13/45 ........................ United States 739,000 653,364
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 54,000 52,405
Senior Bond, 5.6%, 10/15/54 ......................... United States 107,000 98,897
Senior Note, 4.55%, 10/15/29 ........................ United States 392,000 390,130
Senior Note, 4.85%, 10/15/31 ........................ United States 107,000 106,771
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 80,000 81,394
Seagate HDD Cayman , Senior Note , 3.125% , 7/15/29 ........
United States 30,000 27,191
1,704,337
Textiles, Apparel & Luxury Goods 0.2%
b,h
Beach Acquisition Bidco LLC ,
e
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 200,000 207,803
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 100,000 EUR 118,784
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 50,000 47,744
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 110,000 116,570
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 115,000 105,345
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 210,000 211,575
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 70,000 71,064
878,885

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.1%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 407,000 $ 418,896
Senior Note, 4.375%, 4/30/30 ........................ United States 65,000 64,861
Senior Note, 4.75%, 11/01/31 ........................ United States 200,000 201,601
685,358
Trading Companies & Distributors 0.3%
Air Lease Corp. ,
Senior Bond, 4.625%, 10/01/28 ....................... United States 234,000 235,636
Senior Bond, 3.25%, 10/01/29 ........................ United States 736,000 701,555
Senior Note, 5.85%, 12/15/27 ........................ United States 45,000 46,562
Senior Note, 2.1%, 9/01/28 .......................... United States 175,000 163,447
b
Aircastle Ltd. , Senior Note , 144A, 5.25% , 8/11/25 ........... United States 305,000 304,986
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 95,000 92,494
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 70,000 74,038
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 50,000 53,197
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 90,000 82,627
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 100,000 100,088
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 40,000 41,074
Senior Note, 144A, 7%, 6/15/30 ...................... United States 20,000 20,900
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 15,000 15,727
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 80,000 77,290
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 140,000 144,578
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 60,000 61,876
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 20,000 20,602
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 85,000 88,436
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 35,000 36,200
2,361,313
Transportation Infrastructure 0.1%
b,f
DP World Salaam , Junior Sub. Bond , Reg S, 6% to 12/31/25,
FRN thereafter , Perpetual ...........................
United Arab
Emirates 260,000 260,084
Wireless Telecommunication Services 0.5%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 200,000 201,276
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 695,000 705,008
T-Mobile USA, Inc. ,
Senior Bond, 5.375%, 4/15/27 ........................ United States 4,000 4,007
Senior Bond, 2.875%, 2/15/31 ........................ United States 70,000 63,744
Senior Bond, 2.25%, 11/15/31 ........................ United States 810,000 702,598
Senior Note, 3.75%, 4/15/27 ......................... United States 547,000 541,538
Senior Note, 4.95%, 3/15/28 ......................... United States 324,000 329,538
Senior Note, 3.375%, 4/15/29 ........................ United States 155,000 149,248
Senior Note, 3.875%, 4/15/30 ........................ United States 12,000 11,658
Senior Note, 5.125%, 5/15/32 ........................ United States 77,000 78,552

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 $ 213,899
3,001,066
Total Corporate Bonds (Cost $135,197,344) ...................................
131,144,579
Senior Floating Rate Interests 0.3%
i
Automobile Components 0.0%
†
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.077%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 44,139 44,236
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.191%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 49,590 47,576
91,812
a a a a a a
i
Building Products 0.0%
†
CP Atlas Buyer, Inc., First Lien, CME Term Loan, B, 8.177%,
(1-month SOFR + 3.75%), 11/23/27 .................... United States 63,970 63,896
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.827%, (1-month SOFR + 2.5%), 8/04/31 .. United States 14,888 14,882
78,778
a a a a a a
i
Chemicals 0.0%
†
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.864%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 60,000 58,875
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.51%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 62,841 63,214
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.55%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 34,477 34,682
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.642%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 44,189 38,705
WR Grace Holdings LLC, First Lien, Initial CME Term Loan,
7.546%, (3-month SOFR + 3.25%), 9/22/28 .............. United States 51 51
195,527
a a a a a a
Commercial Services & Supplies 0.0%
†
i
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 24,341 24,386
Communications Equipment 0.1%
h,i
CommScope, Inc., First Lien, Initial CME Term Loan, 9.577%,
(1-month SOFR + 5.25%), 12/18/29 .................... United States 90,000 91,228
Consumer Finance 0.0%
†
h,i
Shift4 Payments LLC, First Lien, CME Term Loan, 6.803%,
(12-month SOFR + 2.75%), 5/07/32 .................... United States 15,000 15,138
Containers & Packaging 0.0%
†
i
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.227%, (6-month SOFR + 4.725%), 2/09/26 ...... Luxembourg 47,544 44,114
Distributors 0.0%
†
i
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.296%, (3-month SOFR + 4%), 11/30/30 ........... United States 23,907 24,021
Diversified Consumer Services 0.0%
†
i
Ascend Learning LLC, Second Lien, Initial CME Term Loan,
10.177%, (1-month SOFR + 5.75%), 12/10/29 ............ United States 37,616 37,757

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.679%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 64,225 $ 64,193
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.577%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 40,376 40,468
104,661
a a a a a a
i
Hotels, Restaurants & Leisure 0.1%
h
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.827%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 89,159 89,162
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.074%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 31,013 30,362
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.827%, (1-month SOFR + 2.5%), 12/15/27 ... United States 53,291 53,347
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 34,650 34,660
207,531
a a a a a a
IT Services 0.0%
†
i
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.827%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 54,588 54,792
Life Sciences Tools & Services 0.0%
†
i
Lonza Group AG, First Lien, USD CME Term Loan, B, 8.324%,
(3-month SOFR + 3.925%), 7/03/28 .................... Switzerland 74 68
Machinery 0.0%
†
i
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.327%, (1-month SOFR + 3%), 10/23/28 ...... United States 29,922 30,072
i
Media 0.0%
†
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.441%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 36,134 35,921
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 87,450 86,933
122,854
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
i
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.563%, (1-month SOFR + 3.25%), 6/13/30 . United States 9,000 9,034
Paper & Forest Products 0.0%
†
i
Glatfelter Corp., First Lien, CME Term Loan, 8.583%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 39,700 39,055
i
Passenger Airlines 0.0%
†
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 39,722 39,521
h
American Airlines, Inc., First Lien, 2025 Incremental CME Term
Loan, 7.58%, (3-month SOFR + 3.25%), 5/28/32 .......... United States 5,000 5,039
44,560
a a a a a a
i
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.561%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 45,000 43,499

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Pharmaceuticals (continued)
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.327%, (1-month SOFR + 4%), 4/23/31 ....... United States 80,393 $ 80,443
123,942
a a a a a a
i
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.796%, (3-month SOFR + 3.5%), 3/30/29 ........ United States 18,248 18,288
Rocket Software, Inc., First Lien, CME Term Loan, 8.577%,
(1-month SOFR + 4.25%), 11/28/28 .................... United States 56,288 56,482
UKG, Inc., First Lien, Initial CME Term Loan, 7.311%, (1-month
SOFR + 3%), 2/10/31 ............................... United States 9,900 9,949
84,719
a a a a a a
i
Specialty Retail 0.1%
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 8.162%, (1-month SOFR + 3.75%), 6/06/31 . United States 34,561 32,401
PetSmart LLC, First Lien, Initial CME Term Loan, 8.177%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 46,142 45,768
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.577%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 91,589 91,228
169,397
a a a a a a
i
Textiles, Apparel & Luxury Goods 0.0%
†
h
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B,
7.316%, (12-month SOFR + 3.25%), 6/25/32 ............. United States 3,791 3,815
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.776%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 59,399 55,866
59,681
a a a a a a
i
Trading Companies & Distributors 0.0%
†
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan, 9.546%, (3-month SOFR + 5.25%), 1/29/31 . United States 5,000 4,945
Foundation Building Materials, Inc., First Lien, CME Term Loan,
8.28%, (3-month SOFR + 4%), 1/29/31 ................. United States 79,399 77,952
82,897
a a a a a a
Wireless Telecommunication Services 0.0%
†
i
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.827%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 44,438 42,358
Total Senior Floating Rate Interests (Cost $1,785,104) .........................
1,778,382
Foreign Government and Agency Securities 1.1%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 202,158
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 155,000 EUR 156,347
Brazil Government Bond ,
Senior Bond, 3.75%, 9/12/31 ......................... Brazil 250,000 225,935
Senior Bond, 6%, 10/20/33 ........................... Brazil 200,000 198,779
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 50,000 48,931
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 60,000 EUR 73,347
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 200,000 206,520
Colombia Government Bond ,
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 310,000 255,321

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Government Bond, (continued)
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 230,000 $ 229,268
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 250,000 212,762
b
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 150,000 152,730
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 110,000 111,221
b
Electricite de France SA , Senior Note , 144A, 5.65% , 4/22/29 ... France 420,000 435,906
b
Guatemala Government Bond , Senior Note , 144A, 7.05% ,
10/04/32 ........................................ Guatemala 200,000 212,953
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 200,000 201,873
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 250,000 250,983
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 200,000 182,161
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 200,000 194,914
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 350,000 303,625
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 220,000 234,639
b
Paraguay Government Bond ,
Senior Bond, Reg S, 4.7%, 3/27/27 .................... Paraguay 200,000 200,110
Senior Bond, Reg S, 4.95%, 4/28/31 ................... Paraguay 200,000 199,120
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 330,000 296,390
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 200,000 203,828
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 98,000 91,138
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 210,000 217,826
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 200,000 191,834
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 140,000 EUR 157,489
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 230,000 222,475
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 300,000 299,653
Uruguay Government Bond ,
Senior Bond, 7.875%, 1/15/33 ........................ Uruguay 250,000 297,285
Senior Bond, 7.625%, 3/21/36 ........................ Uruguay 50,000 59,789
Total Foreign Government and Agency Securities (Cost $6,394,248) .............
6,527,310
U.S. Government and Agency Securities 0.1%
j
U.S. Treasury Notes ,
0.25%, 10/31/25 .................................. United States 236,000 232,884
2.375%, 5/15/27 .................................. United States 114,000 111,199
Total U.S. Government and Agency Securities (Cost $344,083) ..................
344,083
Asset-Backed Securities 2.1%
Capital Markets 0.1%
b,i
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.706% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 250,000 250,879
Commercial Services & Supplies 0.0%
†
b,i
Trestles CLO IV Ltd. , 2021-4A , A , 144A, FRN , 5.701% , ( 3-month
SOFR + 1.432% ), 7/21/34 . ........................... United States 250,000 250,539
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 17,539 17,790

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Staples Distribution & Retail (continued)
CVS Pass-Through Trust, (continued)
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 164,163 $ 157,376
175,166
a a a a a a
Financial Services 2.0%
b,i
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,211
b,i
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 251,200
b,i
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.811% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 250,000 251,734
b,i
Bain Capital Credit CLO Ltd. ,
2022-2A, A1, 144A, FRN, 5.592%, (3-month SOFR + 1.32%),
4/22/35 ......................................... United States 250,000 250,000
h
2022-2A, A1R, 144A, FRN, Zero Cpn., (3-month SOFR +
1.15%), 4/22/35 ................................... United States 250,000 250,188
b,i
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.779% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 195,871 196,136
b,i
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 250,000 250,236
b,i
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.899% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 200,000 200,733
b,i
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
5.305% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 134,243 133,259
b,i
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.731% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 275,000 275,411
b,i
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.635%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 250,000 251,125
2020-1A, A1R, 144A, FRN, 5.668%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 310,000 310,669
b,i
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,541
b,i
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.629% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 250,000 250,488
b,i
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.749% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,325
b,i
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 5.189%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 154,199 154,152
2021-13A, A1R, 144A, FRN, 5.316%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 249,357
b,i
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 250,000 251,614
b,i
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,876
b,i
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 200,000 201,285
b,i
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,762
b,i
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.676% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 77,956 77,929
b,i
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.769% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 251,385
b,i
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.761% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 150,000 150,368

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 191,983 $ 184,202
b,i
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.714% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 250,000 250,537
b,i
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.002% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 50,653 50,897
b,i
Jamestown CLO IX Ltd. , 2016-9A , A2RR , 144A, FRN , 6.393% ,
( 3-month SOFR + 2.112% ), 7/25/34 . .................... United States 250,000 250,469
b,i
KKR CLO 52 Ltd. , 2023-52A , A2 , 144A, FRN , 6.511% , ( 3-month
SOFR + 2.25% ), 7/16/36 . ............................ United States 250,000 250,000
b,i
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.768% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 131,352 131,594
i
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 5.234% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 200,476 200,688
i
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
5.259% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 40,580 39,608
b,i
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.808% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 249,457 249,706
b,i
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.672% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 250,000 251,000
b,i
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.606% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 250,000 251,133
b,i
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.729% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 250,000 251,190
b,i
Palmer Square CLO Ltd. , 2021-3A , B , 144A, FRN , 6.168% ,
( 3-month SOFR + 1.912% ), 1/15/35 . ................... United States 300,000 300,000
b,i
Park Avenue Institutional Advisers CLO Ltd. , 2021-1A , A1A , 144A,
FRN , 5.921% , ( 3-month SOFR + 1.652% ), 1/20/34 . ........ United States 250,000 250,239
i
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 5.484% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 82,531 81,604
b,i
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.763% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 234,336 234,747
b,i
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.181% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 250,000 250,555
b,i
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.646% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,474
b,i
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 258,000 258,314
b,i
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.693% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 250,000 250,319
b,i
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.156% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 266,949 266,248
b,i
Symphony CLO XXXII Ltd. , 2022-32A , A1 , 144A, FRN , 5.599% ,
( 3-month SOFR + 1.32% ), 4/23/35 . .................... United States 250,000 250,228
b,i
TICP CLO XII Ltd. , 2018-12A , BR , 144A, FRN , 6.168% , ( 3-month
SOFR + 1.912% ), 7/15/34 . ........................... United States 250,000 250,518
b,i
Trinitas CLO XVIII Ltd. , 2021-18A , A1 , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 1/20/35 . ................... United States 250,000 250,562
b,i
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.778% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 152,198 152,364
b,i
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.698% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 109,488 109,604
b,i
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 6.056%, (3-month SOFR + 1.8%),
1/15/37 ......................................... Jersey 250,000 250,701

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,i
Wise CLO Ltd., (continued)
2024-2A, A, 144A, FRN, 5.716%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 250,000 $ 251,179
11,478,664
a a a a a a
Total Asset-Backed Securities (Cost $12,126,542) .............................
12,155,248
Commercial Mortgage-Backed Securities 1.5%
Financial Services 1.5%
b,k,l
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 1.046% , 5/15/53 ......................... United States 3,081,635 110,645
k,l
BANK , 2019-BN20 , XA , IO, FRN , 0.924% , 9/15/62 .......... United States 3,684,785 107,768
k,l
BANK5 , 2024-5YR7 , XA , IO, FRN , 1.57% , 6/15/57 .......... United States 3,734,144 173,057
Barclays Commercial Mortgage Trust ,
2019-C3, C, 4.178%, 5/15/52 ......................... United States 121,000 107,105
k,l
2019-C4, XA, IO, FRN, 1.661%, 8/15/52 ................. United States 2,518,452 120,408
k,l
BBCMS Mortgage Trust , 2024-5C29 , XA , IO, FRN , 1.822% ,
9/15/57 ......................................... United States 4,760,420 277,651
l
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 182,000 172,749
l
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 24,425 23,597
b
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 140,000 130,467
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 179,000 171,723
COMM Mortgage Trust ,
l
2013-CR13, C, FRN, 5.109%, 11/10/46 ................. United States 56,210 52,788
b,l
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............ United States 299,000 170,852
l
2014-CR17, C, FRN, 4.941%, 5/10/47 .................. United States 217,000 199,011
b,l
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 159,000 127,598
l
2014-CR20, C, FRN, 4.826%, 11/10/47 ................. United States 379,251 367,112
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 131,751 126,466
k,l
2014-UBS4, XA, IO, FRN, 0.914%, 8/10/47 .............. United States 591,884 2,207
l
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 107,893 106,746
l
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 135,000 128,921
l
2015-LC19, C, FRN, 4.242%, 2/10/48 .................. United States 370,000 358,321
l
2015-LC21, B, FRN, 4.518%, 7/10/48 ................... United States 229,282 227,575
CSAIL Commercial Mortgage Trust ,
l
2015-C1, C, FRN, 3.959%, 4/15/50 .................... United States 233,000 212,671
l
2015-C2, AS, FRN, 3.849%, 6/15/57 ................... United States 199,899 197,380
l
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 170,000 164,510
l
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 255,000 248,783
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 194,000 175,896
k,l
2020-C19, XA, IO, FRN, 1.206%, 3/15/53 ................ United States 5,624,555 214,935
b,l
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% ,
8/10/44 ......................................... United States 406,967 391,081
k,l
GS Mortgage Securities Trust , 2019-GC38 , XA , IO, FRN , 1.169% ,
2/10/52 ......................................... United States 3,463,012 108,133
l
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 4.071%, 7/15/45 ................... United States 146,688 140,976
2014-C18, B, FRN, 4.652%, 2/15/47 ................... United States 218,733 212,308
2014-C23, B, FRN, 4.7%, 9/15/47 ..................... United States 143,000 133,700
k
2014-C25, XA, IO, FRN, 0.614%, 11/15/47 ............... United States 598,310 7
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 386,000 376,484
l
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.8%, 8/15/45 ................. United States 301,051 295,352
2013-C10, B, FRN, 4.112%, 7/15/46 .................... United States 293,798 277,473

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
2015-C22, C, FRN, 4.191%, 4/15/48 ................... United States 234,000 $ 203,438
2015-C24, B, FRN, 4.449%, 5/15/48 ................... United States 193,000 192,115
Morgan Stanley Capital I Trust ,
l
2016-UB12, AS, FRN, 3.778%, 12/15/49 ................ United States 193,000 182,570
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 183,000 181,082
b,m
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 357,873 30
k,l
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 1.123%, 12/15/50 ................ United States 2,505,055 50,893
2018-C8, XA, IO, FRN, 0.964%, 2/15/51 ................. United States 5,379,725 97,228
Wells Fargo Commercial Mortgage Trust ,
b,l
2013-LC12, D, 144A, FRN, 3.915%, 7/15/46 ............. United States 169,000 95,488
2016-BNK1, AS, 2.814%, 8/15/49 ...................... United States 216,000 206,024
k,l
2016-LC25, XA, IO, FRN, 0.959%, 12/15/59 .............. United States 3,783,892 30,926
k,l
2019-C52, XA, IO, FRN, 1.704%, 8/15/52 ................ United States 3,299,830 165,571
k,l
2024-5C1, XA, IO, FRN, 1.258%, 7/15/57 ................ United States 4,402,749 160,761
l
WFRBS Commercial Mortgage Trust ,
b,m
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 171,704 57,950
2013-C11, C, FRN, 4.145%, 3/15/45 ................... United States 628,000 601,125
b
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 134,334 69,182
2014-C23, B, FRN, 4.372%, 10/15/57 ................... United States 93,000 87,248
8,794,087
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $9,551,378) ...............
8,794,087
Mortgage-Backed Securities 18.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.4%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 8/01/51 ............. United States 2,070,159 1,729,354
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 104,762 99,743
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 117,858 121,857
1,950,954
Federal National Mortgage Association (FNMA) Fixed Rate 13.0%
FNMA, 2.73%, 9/01/29 ............................... United States 186,342 176,134
FNMA, 3.5%, 6/01/56 - 2/01/57 ......................... United States 2,245,917 2,021,619
FNMA, 4%, 1/01/57 .................................. United States 323,555 302,086
FNMA, 4.69%, 8/01/28 ............................... United States 63,000 64,072
FNMA, 5.28%, 12/01/28 .............................. United States 147,000 151,633
FNMA, 30 Year, 2.5%, 7/01/50 ......................... United States 2,479,403 2,082,679
FNMA, 30 Year, 2.5%, 8/01/50 ......................... United States 3,136,034 2,631,966
FNMA, 30 Year, 2.5%, 9/01/50 ......................... United States 2,068,809 1,737,032
FNMA, 30 Year, 2.5%, 10/01/50 - 7/01/51 ................. United States 4,592,292 3,867,625
FNMA, 30 Year, 2.5%, 8/01/51 ......................... United States 2,230,905 1,852,181
FNMA, 30 Year, 3%, 4/01/46 - 11/01/48 ................... United States 5,186,598 4,606,350
FNMA, 30 Year, 3%, 4/01/52 ........................... United States 2,695,226 2,341,811
FNMA, 30 Year, 3.5%, 4/01/52 ......................... United States 1,125,909 1,027,033
FNMA, 30 Year, 6.5%, 3/01/53 - 5/01/53 .................. United States 1,300,223 1,350,444
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/40 ..... United States 9,000,000 8,405,386
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/55 ..... United States 14,000,000 11,609,964
n
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/55 ..... United States 7,000,000 6,303,078
n
Uniform Mortgage-Backed Securities, 4%, TBA, 7/25/55 ...... United States 1,000,000 929,961
n
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...... United States 16,000,000 15,682,153
n
Uniform Mortgage-Backed Securities, 5.5%, TBA, 7/25/55 ..... United States 2,000,000 1,999,855
n
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/55 ..... United States 5,000,000 5,163,164
74,306,226

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate 4.6%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ............... United States 3,124,890 $ 2,774,804
GNMA II, Single-family, 30 Year, 3%, 8/20/50 ............... United States 4,063,437 3,608,202
GNMA II, Single-family, 30 Year, 3%, 10/20/50 .............. United States 5,150,836 4,575,915
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 1/20/54 ....... United States 1,522,479 1,352,400
n
GNMA II, Single-family, 30 Year, 3%, 7/15/55 ............... United States 6,000,000 5,308,031
n
GNMA II, Single-family, 30 Year, 4%, 7/15/55 ............... United States 2,000,000 1,859,865
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 ............. United States 13,597 13,030
n
GNMA II, Single-family, 30 Year, 4.5%, 7/15/55 ............. United States 6,000,000 5,744,223
n
GNMA II, Single-family, 30 Year, 5.5%, 7/15/55 ............. United States 1,000,000 1,001,625
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 4/20/49 ...... United States 263,716 275,809
26,513,904
Total Mortgage-Backed Securities (Cost $107,527,422) .........................
102,771,084
Residential Mortgage-Backed Securities 2.1%
Financial Services 2.1%
i
Alternative Loan Trust ,
2005-65CB, 2A1, FRN, 4.859%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 276,500 172,407
2006-OA19, A1, FRN, 4.612%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 184,784 148,438
i
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.624% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 402,625 236,771
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 124,552 123,983
b,l
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 26,941 26,437
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 44,032 42,082
i
BankUnited Trust , 2005-1 , 1A1 , FRN , 5.034% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 35,517 33,303
b,l
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 250,000 241,233
b,i
Chase Home Lending Mortgage Trust , 2025-7 , A11 , 144A, FRN ,
5.702% , ( 30-day SOFR Average + 1.4% ), 5/25/56 ......... United States 65,000 65,162
l
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 6.259% ,
5/25/35 ......................................... United States 55,692 55,005
b,i
Connecticut Avenue Securities Trust ,
2019-HRP1, M2, 144A, FRN, 6.57%, (30-day SOFR Average +
2.264%), 11/25/39 ................................. United States 6,459 6,459
2021-R03, 1M2, 144A, FRN, 5.955%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 102,000 102,665
2022-R01, 1M1, 144A, FRN, 5.305%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 32,056 32,041
2022-R01, 1M2, 144A, FRN, 6.205%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 100,000 100,873
2022-R02, 2M1, 144A, FRN, 5.505%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 65,753 65,759
2022-R02, 2M2, 144A, FRN, 7.305%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 380,000 388,897
2022-R03, 1M2, 144A, FRN, 7.805%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 44,000 45,745
2022-R04, 1M2, 144A, FRN, 7.405%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 44,000 45,359
2022-R05, 2M2, 144A, FRN, 7.305%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 497,000 510,600
2022-R07, 1M1, 144A, FRN, 7.256%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 32,087 32,912

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,i
Connecticut Avenue Securities Trust, (continued)
2022-R08, 1M1, 144A, FRN, 6.855%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 26,791 $ 27,402
2022-R09, 2M1, 144A, FRN, 6.806%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 59,669 60,623
2023-R01, 1M1, 144A, FRN, 6.706%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 18,351 18,834
2023-R02, 1M1, 144A, FRN, 6.605%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 36,268 37,034
2023-R06, 1M1, 144A, FRN, 6.005%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 19,449 19,564
2023-R07, 2M1, 144A, FRN, 6.256%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 9,230 9,307
2024-R03, 2M1, 144A, FRN, 5.456%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 14,957 14,963
2024-R04, 1M1, 144A, FRN, 5.405%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 31,623 31,626
2024-R05, 2M1, 144A, FRN, 5.305%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 4,811 4,808
2024-R06, 1A1, 144A, FRN, 5.455%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 128,666 129,179
2024-R06, 1M1, 144A, FRN, 5.355%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 21,768 21,775
2025-R01, 1A1, 144A, FRN, 5.256%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 103,087 102,991
2025-R01, 1M1, 144A, FRN, 5.406%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 109,015 109,155
2025-R02, 1A1, 144A, FRN, 5.306%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 108,215 108,346
2025-R02, 1M1, 144A, FRN, 5.456%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 316,707 317,104
2025-R03, 2A1, 144A, FRN, 5.755%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 20,987 21,124
2025-R04, 1A1, 144A, FRN, 5.305%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 74,878 74,945
2025-R04, 1M1, 144A, FRN, 5.505%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 198,212 198,706
b
Cross Mortgage Trust , 2024-H4 , A1 , 144A, 6.147% , 7/25/69 ... United States 116,436 117,559
b,l
CSMC Trust ,
2021-RPL4, A1, 144A, FRN, 4.118%, 12/27/60 ............ United States 120,858 120,461
2021-RPL7, A1, 144A, FRN, 4.197%, 7/27/61 ............. United States 116,577 115,630
b,l
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 26,996 26,875
i
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.12% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 46,216 46,753
b,i
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.955%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 20,894 20,991
2021-DNA6, M2, 144A, FRN, 5.805%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 134,119 134,678
2021-DNA7, M2, 144A, FRN, 6.105%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 346,000 348,665
2021-HQA4, M1, 144A, FRN, 5.255%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 34,510 34,461
2022-DNA2, M1A, 144A, FRN, 5.605%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 52,157 52,199
2022-DNA3, M1B, 144A, FRN, 7.205%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 12,000 12,369

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,i
FHLMC STACR REMIC Trust, (continued)
2022-DNA5, M1A, 144A, FRN, 7.255%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 131,743 $ 134,738
2022-DNA6, M1A, 144A, FRN, 6.455%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 6,062 6,109
2022-DNA6, M1B, 144A, FRN, 8.005%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 12,000 12,650
2022-HQA1, M1A, 144A, FRN, 6.405%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 4,987 5,018
2022-HQA2, M1A, 144A, FRN, 6.955%, (30-day SOFR Average
+ 2.65%), 7/25/42 ................................. United States 263,195 268,965
2022-HQA3, M1A, 144A, FRN, 6.605%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 30,299 30,868
2023-DNA1, M1A, 144A, FRN, 6.406%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 67,415 68,438
2023-HQA2, M1A, 144A, FRN, 6.305%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 18,835 18,943
2023-HQA3, A1, 144A, FRN, 6.155%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 30,831 31,213
2023-HQA3, M1, 144A, FRN, 6.155%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 30,798 31,054
2025-DNA1, A1, 144A, FRN, 5.255%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 444,075 443,631
i
FNMA Connecticut Avenue Securities ,
2015-C04, 1M2, FRN, 10.12%, (30-day SOFR Average +
5.814%), 4/25/28 .................................. United States 351,870 357,483
2016-C01, 1M2, FRN, 11.17%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 131,797 135,687
2016-C01, 2M2, FRN, 11.37%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 80,846 83,203
2016-C02, 1M2, FRN, 10.42%, (30-day SOFR Average +
6.114%), 9/25/28 .................................. United States 56,812 57,976
2016-C03, 2M2, FRN, 10.32%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 16,621 17,081
2016-C04, 1M2, FRN, 8.67%, (30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 272,049 278,845
2016-C05, 2M2, FRN, 8.87%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 222,067 227,497
2016-C06, 1M2, FRN, 8.67%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 116,816 119,979
2016-C07, 2M2, FRN, 8.77%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 171,720 177,288
2017-C02, 2M2C, FRN, 8.07%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 26,555 26,945
2017-C06, 1M2B, FRN, 7.07%, (30-day SOFR Average +
2.764%), 2/25/30 .................................. United States 2,000 2,004
2017-C06, 2M2C, FRN, 7.22%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 47,411 48,301
b
J.P. Morgan Mortgage Trust ,
i
2024-9, A11, 144A, FRN, 5.655%, (30-day SOFR Average +
1.35%), 2/25/55 ................................... United States 121,709 122,296
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 68,344 68,782
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 130,078 130,978
i
2025-1, A11, 144A, FRN, 5.555%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 184,000 184,173
b
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 131,419 131,647

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,l
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.289% , 8/26/47 .............................. United States 24,205 $ 24,179
b
OBX Trust , 2023-NQM10 , A1 , 144A, 6.465% , 10/25/63 ....... United States 236,990 239,086
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 428,801 436,791
b,l
Residential Mortgage Loan Trust , 2020-2 , A2 , 144A, FRN ,
2.508% , 5/25/60 ................................... United States 110,215 109,164
b,l
RMF Buyout Issuance Trust , 2020-HB1 , A1 , 144A, FRN , 1.719% ,
10/25/50 ........................................ United States 58,404 54,715
b,l
Starwood Mortgage Residential Trust ,
2020-2, M1E, 144A, FRN, 3%, 4/25/60 .................. United States 493,000 482,329
2020-3, A3, 144A, FRN, 2.591%, 4/25/65 ................ United States 403,000 361,264
2021-3, A1, 144A, FRN, 1.127%, 6/25/56 ................ United States 103,321 90,665
b,i
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.22%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 425,000 427,258
2024-5, A, 144A, FRN, 5.22%, (1-month SOFR + 0.9%),
8/04/25 ......................................... United States 430,000 430,279
2025-1, A, 144A, FRN, 5.221%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 423,000 427,630
i
Structured Asset Mortgage Investments II Trust ,
2007-AR1, 2A1, FRN, 4.794%, (1-month SOFR + 0.474%),
1/25/37 ......................................... United States 68,506 60,854
2007-AR7, 1A1, FRN, 5.284%, (1-month SOFR + 0.964%),
5/25/47 ......................................... United States 337,550 274,537
b,l
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 174,000 164,460
WaMu Mortgage Pass-Through Certificates Trust ,
i
2004-AR13, A2B, FRN, 5.314%, (1-month SOFR + 0.994%),
11/25/34 ........................................ United States 83,853 79,866
l
2004-AR3, A2, FRN, 5.387%, 6/25/34 .................. United States 74,432 69,881
i
2005-AR9, A1C3, FRN, 5.394%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 79,691 80,103
11,849,111
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $12,033,223) ...............
11,849,111
Agency Commercial Mortgage-Backed Securities 1.5%
Financial Services 1.5%
FHLMC ,
i
3065, DC, FRN, 6.605%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 34,317 35,613
3391, Strip, 4/15/37 ................................ United States 1,930 1,676
i
3408, EK, FRN, 8.014%, (30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 21,326 24,825
i
406, F30, FRN, 5.455%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 198,686 199,667
i,k
4326, GS, IO, FRN, 1.632%, (30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 2,578,763 269,118
k
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 1,617,828 298,726
k
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 2,193,623 500,530
k
5036, IK, IO, 4%, 4/25/50 ............................ United States 2,194,797 449,986
k
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 1,542,671 271,846
k
5121, KI, IO, 4%, 6/25/51 ............................ United States 2,429,814 541,081
k
5134, IB, IO, 4%, 8/25/51 ............................ United States 2,385,960 491,475
k
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 3,017,421 778,407
k
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 2,357,049 456,108

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 644 $ 538
2007-14, KO, Strip, 3/25/37 .......................... United States 4,272 3,595
k
2020-96, JI, IO, 3%, 1/25/51 .......................... United States 3,733,179 630,773
k
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 3,361,592 346,463
k
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 3,424,102 438,275
k
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 1,880,559 330,846
i
2024-89, FA, FRN, 5.505%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 351,124 352,021
i
2024-98, FA, FRN, 5.455%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 243,122 243,306
i
2025-41, FA, FRN, 5.455%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 173,436 173,704
b,l
FREMF Mortgage Trust , 2015-K51 , B , 144A, FRN , 4.104% ,
10/25/48 ........................................ United States 309,000 307,599
GNMA ,
k,l
2015-H26, EI, IO, FRN, 1.755%, 10/20/65 ............... United States 473,073 14,926
k,l
2016-H16, LI, IO, FRN, 3.137%, 7/20/66 ................ United States 2,073,806 93,948
k
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 3,418,315 547,919
i
2023-152, FB, FRN, 5.452%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 281,212 285,862
i
2024-78, QF, FRN, 5.402%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 331,703 332,898
8,421,731
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $6,845,124) ........
8,421,731
Total Long Term Investments (Cost $486,677,723) .............................
609,124,556
a
Short Term Investments 3.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.2%
o,p
U.S. Treasury Bills, 4.22%, 10/02/25 ..................... United States 12,500,000 12,363,709
Total U.S. Government and Agency Securities (Cost $12,371,620) ...............
12,363,709
a a a
Commercial Papers 0.5%
b,o
Atlantic Asset Securitization LLC, 144A, 4.34%, 7/02/25 ...... United States 3,000,000 2,999,276
Total Commercial Papers (Cost $2,999,633) ...................................
2,999,276

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
q,r
Putnam Short Term Investment Fund, Class P, 4.581% ....... United States 3,600,724 $ 3,600,724
Total Money Market Funds (Cost $3,600,724) .................................
3,600,724
Total Short Term Investments (Cost $18,971,977 ) ..............................
18,963,709
a
Total Investments (Cost $505,649,700) 109.8% ................................
$628,088,265
TBA Sale Commitments (1.0)% ..............................................
(5,695,690)
Other Assets, less Liabilities (8.8)% .........................................
(50,175,777)
Net Assets 100.0% .........................................................
$572,216,798
a a a
Principal
Amount
*
s
TBA Sale Commitments (1.0)%
Mortgage-Backed Securities (1.0)%
Federal National Mortgage Association (FNMA) Fixed Rate (1.0)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 7/25/55 .................................. United States (1,000,000) (865,453)
4.5%, TBA, 7/25/55 ................................ United States (3,000,000) (2,869,968)
5%, TBA, 7/25/55 .................................. United States (2,000,000) (1,960,269)
(5,695,690)
Total TBA Sale Commitments (Proceeds $(5,599,180)) .........................
$(5,695,690)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $72,770,974, representing 12.7% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note
4
regarding fair value measurements.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
The coupon rate shown represents the rate at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
Defaulted security or security for which income has been deemed uncollectible.
n
Security purchased on a to-be-announced (TBA) basis.
o
The rate shown represents the yield at period end.
p
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to
$11,572,435, representing 2.0% net assets.
q
See Note
3
regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following futures contracts outstanding.
At June 30, 2025, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Short 233 $ 31,241,805 9/19/25 $ (165,796)
S&P 500 E-Mini Index ......................... Short 387 121,010,062 9/19/25 (4,287,774)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 104 11,661,000 9/19/25 188,326
U.S. Treasury 10 Year Ultra Notes ................ Short 23 2,628,109 9/19/25 (44,421)
U.S. Treasury 2 Year Notes ..................... Long 287 59,702,727 9/30/25 209,719
U.S. Treasury 5 Year Notes ..................... Long 361 39,349,000 9/30/25 402,967
U.S. Treasury Long Bonds ..................... Long 218 25,172,188 9/19/25 692,755
U.S. Treasury Ultra Bonds ...................... Long 90 10,721,250 9/19/25 346,477
Total Futures Contracts ...................................................................... $(2,657,747)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Buy 91,400 58,178 7/16/25 $ 1,991 $ —
Australian Dollar .... MSCO Buy 329,300 208,782 7/16/25 8,001 —
Australian Dollar .... MSCO Sell 196,900 128,696 7/16/25 — (926)
Australian Dollar .... SSBT Buy 1,174,500 740,765 7/16/25 32,426 —
Australian Dollar .... SSBT Sell 232,300 149,862 7/16/25 — (3,065)
Australian Dollar .... UBSW Buy 997,800 629,381 7/16/25 27,485 —
Canadian Dollar .... BZWS Sell 4,700 3,459 7/16/25 5 —
Canadian Dollar .... JPHQ Sell 297,600 209,024 7/16/25 — (9,686)
Canadian Dollar .... MSCO Sell 1,421,000 998,042 7/16/25 — (46,268)
Canadian Dollar .... UBSW Sell 117,200 82,319 7/16/25 — (3,813)
Israeli New Shekel .. BZWS Buy 90,500 24,616 7/16/25 2,253 —
Israeli New Shekel .. CITI Buy 1,800 488 7/16/25 46 —
Israeli New Shekel .. HSBK Buy 364,900 102,876 7/16/25 5,464 —
Israeli New Shekel .. SSBT Buy 11,400 3,093 7/16/25 292 —
Israeli New Shekel .. UBSW Buy 231,400 62,775 7/16/25 5,928 —
New Zealand Dollar . MSCO Buy 49,400 29,243 7/16/25 883 —
Chinese Yuan ...... SSBT Buy 3,743,300 523,744 8/20/25 1,265 —
Chinese Yuan ...... SSBT Sell 7,742,900 1,080,133 8/20/25 — (5,831)
Hong Kong Dollar ... BZWS Buy 580,100 74,907 8/20/25 — (648)
Hong Kong Dollar ... GSCO Buy 54,500 6,976 8/20/25 1 —
Hong Kong Dollar ... HSBK Sell 1,216,000 156,541 8/20/25 879 —
Hong Kong Dollar ... UBSW Buy 523,700 67,620 8/20/25 — (581)
Japanese Yen ...... BOFA Buy 43,258,400 295,824 8/20/25 6,303 —
Japanese Yen ...... BOFA Sell 6,097,200 42,211 8/20/25 — (374)
Japanese Yen ...... BZWS Sell 23,026,200 159,997 8/20/25 — (824)
Japanese Yen ...... GSCO Sell 4,746,800 33,156 8/20/25 3 —
Japanese Yen ...... HSBK Buy 24,086,700 166,587 8/20/25 2,119 (478)
Japanese Yen ...... HSBK Sell 1,263,400 8,922 8/20/25 98 —
Japanese Yen ...... JPHQ Buy 2,739,300 18,700 8/20/25 432 —

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... MSCO Buy 169,744,400 1,169,331 8/20/25 $ 16,500 $ (290)
Japanese Yen ...... MSCO Sell 30,327,400 212,136 8/20/25 719 (397)
Japanese Yen ...... SSBT Buy 7,013,500 47,880 8/20/25 1,105 —
Japanese Yen ...... SSBT Sell 2,084,500 14,693 8/20/25 134 —
Japanese Yen ...... UBSW Buy 13,157,700 89,825 8/20/25 2,072 —
Singapore Dollar .... BZWS Buy 6,600 5,097 8/20/25 114 —
Singapore Dollar .... HSBK Buy 291,400 224,477 8/20/25 5,567 —
Singapore Dollar .... SSBT Buy 379,600 292,409 8/20/25 7,263 —
British Pound ...... BOFA Sell 68,900 93,329 9/17/25 — (1,293)
British Pound ...... BZWS Buy 71,400 96,697 9/17/25 1,360 —
British Pound ...... BZWS Sell 68,300 92,842 9/17/25 — (958)
British Pound ...... HSBK Buy 85,600 115,207 9/17/25 2,351 —
British Pound ...... HSBK Sell 112,500 151,906 9/17/25 — (2,595)
British Pound ...... JPHQ Sell 119,400 161,183 9/17/25 — (2,794)
British Pound ...... MSCO Buy 28,800 39,231 9/17/25 321 —
British Pound ...... MSCO Sell 501,500 677,588 9/17/25 — (11,144)
British Pound ...... SSBT Buy 134,600 184,732 9/17/25 120 —
British Pound ...... SSBT Sell 616,900 832,923 9/17/25 — (14,292)
British Pound ...... TDOM Sell 156,300 211,017 9/17/25 — (3,636)
British Pound ...... UBSW Sell 871,400 1,176,547 9/17/25 — (20,183)
Danish Krone ...... BOFA Buy 1,529,600 236,641 9/17/25 6,283 —
Danish Krone ...... BOFA Sell 677,000 104,113 9/17/25 — (3,406)
Danish Krone ...... CITI Sell 415,200 63,850 9/17/25 — (2,090)
Danish Krone ...... HSBK Sell 67,000 10,303 9/17/25 — (337)
Danish Krone ...... MSCO Sell 623,000 95,805 9/17/25 — (3,137)
Danish Krone ...... UBSW Buy 48,100 7,618 9/17/25 22 —
Danish Krone ...... UBSW Sell 227,500 34,970 9/17/25 — (1,160)
Euro ............. BOFA Buy 41,400 48,864 9/17/25 157 —
Euro ............. BOFA Sell 346,100 400,295 9/17/25 — (9,520)
Euro ............. BZWS Sell 655,000 751,970 9/17/25 — (23,612)
Euro ............. HSBK Buy 241,800 281,482 9/17/25 4,834 (1)
Euro ............. HSBK Sell 442,200 509,246 9/17/25 — (14,361)
Euro ............. JPHQ Sell 176,000 201,826 9/17/25 — (6,575)
Euro ............. MSCO Buy 121,200 143,041 9/17/25 472 —
Euro ............. MSCO Sell 330,400 379,191 9/17/25 — (12,035)
Euro ............. SSBT Buy 47,400 54,678 9/17/25 1,448 —
Euro ............. SSBT Sell 173,400 204,816 9/17/25 — (506)
Euro ............. UBSW Sell 57,400 65,842 9/17/25 — (2,125)
Euro ............. WPAC Sell 287,700 329,931 9/17/25 — (10,733)
Norwegian Krone ... HSBK Buy 38,500 3,806 9/17/25 15 —
Norwegian Krone ... HSBK Sell 45,600 4,497 9/17/25 — (29)
Norwegian Krone ... JPHQ Sell 3,932,500 387,734 9/17/25 — (2,606)
Norwegian Krone ... MSCO Sell 295,700 29,165 9/17/25 — (187)
Swedish Krona ..... BOFA Buy 72,600 7,612 9/17/25 101 —
Swedish Krona ..... BZWS Buy 7,998,900 838,559 9/17/25 11,282 —
Swedish Krona ..... HSBK Buy 3,503,300 367,217 9/17/25 4,990 —
Swedish Krona ..... SSBT Buy 763,500 80,027 9/17/25 1,091 —
Swedish Krona ..... TDOM Buy 3,249,600 340,659 9/17/25 4,594 —
Swiss Franc ....... BOFA Buy 41,600 52,411 9/17/25 537 —
Swiss Franc ....... BOFA Sell 69,900 88,490 9/17/25 — (478)
Swiss Franc ....... BZWS Buy 16,100 19,840 9/17/25 652 —
Swiss Franc ....... BZWS Sell 4,100 5,062 9/17/25 — (157)
Swiss Franc ....... GSCO Buy 150,400 185,334 9/17/25 6,094 —
Swiss Franc ....... GSCO Sell 49,100 60,558 9/17/25 — (1,936)
Swiss Franc ....... HSBK Buy 116,700 143,804 9/17/25 4,730 —
Swiss Franc ....... HSBK Sell 63,400 79,956 9/17/25 — (739)
Swiss Franc ....... JPHQ Buy 516,100 635,866 9/17/25 21,021 —

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... MSCO Buy 297,600 367,106 9/17/25 $ 11,676 $ —
Swiss Franc ....... MSCO Sell 166,000 207,635 9/17/25 20 (3,668)
Swiss Franc ....... SSBT Buy 690,400 851,298 9/17/25 27,437 —
Swiss Franc ....... SSBT Sell 17,500 22,088 9/17/25 — (186)
Swiss Franc ....... UBSW Buy 287,400 353,858 9/17/25 11,942 —
Swiss Franc ....... UBSW Sell 10,000 12,441 9/17/25 — (287)
Total Forward Exchange Contracts ................................................... $252,898 $(229,947)
Net unrealized appreciation (depreciation) ............................................ $22,951
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 4,518,000 $ 346,754 $ 217,885 $ 128,869
Non-
Investment
Grade
CDX.NA.IG.44 .. 1.00% Quarterly 6/20/30 42,357,000 951,048 680,598 270,450
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,297,802 $898,483 $399,319
Total Credit Default Swap Contracts .................................... $1,297,802 $ 898,483 $399,319
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding.
At June 30, 2025, the Fund had the following total return swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 29,173,000 $ (138,742) $ 48,174 $ (186,916)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 20,813,000 91,039 27,143 63,896
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 25,211,000 (300,049) 86,337 (386,386)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 5,885,000 64,688 18,963 45,725
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.9% ..... Annual 9/17/35 10,000 (180) 49 (229)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 15,403,000 251,843 46,796 205,047
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 8,680,000 184,887 12,808 172,079
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 15,000 372 (85) 457
Total Interest Rate Swap Contracts ................................. $153,858 $ 240,185 $(86,327)
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
GSGLPWDL Index
#
....................
1-day SOFR
+ 0.4% Monthly GSCO 12/17/25 12,473,945 $ 108,730
BCFTDEAL Index
#
....................
1-day SOFR
+ 0.45% At Maturity BZWS 6/11/26 18,838,919 227,411
Short
(b)
GSGLPWDS Index
#
...................
1-day SOFR
- 0.25% Monthly GSCO 12/17/25 11,937,712 (58,375)

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Total Return Swap Contracts
(continued)
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value*
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts (continued)
Short
(b)
(continued)
BCFTDEAS Index
#
....................
1-day SOFR
+ 0.25% At Maturity BZWS 6/11/26 18,957,102 $ (173,246)
Total Return Swap Contracts .................................................................... $104,520
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
(b)
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( GSGLPWDL ) OF COMMON STOCKS
Eni SpA Energy 4,712 $ 76,105 0.60%
Engie SA Utilities 3,222 75,355 0.60%
Empire Co Ltd Consumer Staples 1,811 75,022 0.60%
Novartis AG Health Care 615 74,280 0.59%
ConocoPhillips Energy 817 73,280 0.58%
AT&T Inc Communication Services 2,525 73,083 0.58%
Exxon Mobil Corp Energy 678 73,080 0.58%
Netflix Inc Communication Services 54 72,943 0.58%
Iberdrola SA Utilities 3,810 72,857 0.58%
PayPal Holdings Inc Financials 976 72,553 0.58%
TotalEnergies SE Energy 1,185 72,482 0.58%
D'ieteren Group Consumer Discretionary 335 71,732 0.57%
Inpex Corp Energy 5,110 71,632 0.57%
Endesa SA Utilities 2,267 71,573 0.57%
SS&C Technologies Holdings Inc Industrials 860 71,204 0.57%
MSCI Inc Financials 123 70,968 0.56%
Graco Inc Industrials 823 70,712 0.56%
Dai Nippon Printing Co Ltd Industrials 4,636 70,292 0.56%
Amadeus IT Group SA Consumer Discretionary 836 70,109 0.56%
Telenor ASA Communication Services 4,524 70,046 0.56%
Osaka Gas Co Ltd Utilities 2,736 69,954 0.56%
PepsiCo Inc Consumer Staples 527 69,535 0.55%
Veralto Corp Industrials 687 69,399 0.55%
Weyerhaeuser Co Real Estate 2,663 68,411 0.54%
Avery Dennison Corp Materials 387 67,947 0.54%
FactSet Research Systems Inc Financials 149 66,854 0.53%
Verisk Analytics Inc Industrials 214 66,706 0.53%
Smiths Group PLC Industrials 2,164 66,610 0.53%
Kirin Holdings Co Ltd Consumer Staples 4,751 66,418 0.53%
Elisa Oyj Communication Services 1,200 66,298 0.53%
Automatic Data Processing Inc Industrials 214 65,960 0.52%
Danone SA Consumer Staples 808 65,800 0.52%
George Weston Ltd Consumer Staples 328 65,608 0.52%
Garmin Ltd Consumer Discretionary 314 65,450 0.52%
Chevron Corp Energy 451 64,598 0.51%

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSGLPWDL) OF COMMON STOCKS (continued)
Rio Tinto PLC Materials 1,107 $ 64,408 0.51%
Telia Co AB Communication Services 17,970 64,052 0.51%
Philip Morris International Inc Consumer Staples 350 63,716 0.51%
Fairfax Financial Holdings Ltd Financials 35 63,572 0.50%
Tokyo Gas Co Ltd Utilities 1,886 62,584 0.50%
BOC Hong Kong Holdings Ltd Financials 14,404 62,572 0.50%
Allegion plc Industrials 434 62,480 0.50%
VeriSign Inc Information Technology 216 62,307 0.49%
Keysight Technologies Inc Information Technology 380 62,216 0.49%
Hartford Insurance Group Inc/The Financials 489 62,102 0.49%
Airbnb Inc Consumer Discretionary 463 61,253 0.49%
Royal Bank of Canada Financials 465 61,193 0.49%
United Utilities Group PLC Utilities 3,735 58,429 0.46%
Crown Holdings Inc Materials 565 58,226 0.46%
Meta Platforms Inc Communication Services 78 57,339 0.46%
A BASKET ( BCFTDEAL ) OF COMMON STOCKS
Vornado Realty Trust Real Estate 19,766 755,835 7.06%
Duolingo Inc Consumer Discretionary 1,617 663,044 6.19%
Booking Holdings Inc Consumer Discretionary 21 120,501 1.12%
Pegasystems Inc Information Technology 2,225 120,459 1.12%
Netflix Inc Communication Services 90 120,132 1.12%
Virtu Financial Inc Financials 2,671 119,644 1.12%
Axis Capital Holdings Ltd Financials 1,150 119,354 1.11%
Johnson Controls International plc Industrials 1,129 119,277 1.11%
Uber Technologies Inc Industrials 1,276 119,030 1.11%
NRG Energy Inc Utilities 729 117,128 1.09%
Exelixis Inc Health Care 2,652 116,903 1.09%
Valero Energy Corp Energy 853 114,656 1.07%
Freeport-McMoRan Inc Materials 2,619 113,526 1.06%
Unum Group Financials 1,358 109,643 1.02%
Equitable Holdings Inc Financials 1,952 109,510 1.02%
MGIC Investment Corp Financials 3,880 108,013 1.01%
Cheniere Energy Inc Energy 436 106,055 0.99%
Natera Inc Health Care 622 105,139 0.98%
QUALCOMM Inc Information Technology 659 105,003 0.98%
DoorDash Inc Consumer Discretionary 424 104,423 0.97%
Howmet Aerospace Inc Industrials 555 103,323 0.96%
Spotify Technology SA Communication Services 133 101,955 0.95%
Wintrust Financial Corp Financials 802 99,406 0.93%
American International Group Inc Financials 1,147 98,140 0.92%
General Motors Co Consumer Discretionary 1,990 97,944 0.91%
Ventas Inc Real Estate 1,528 96,467 0.90%
Allison Transmission Holdings Inc Industrials 1,015 96,386 0.90%
AutoNation Inc Consumer Discretionary 483 95,913 0.90%
State Street Corp Financials 897 95,414 0.89%
Synchrony Financial Financials 1,380 92,104 0.86%
Cadence Design Systems Inc Information Technology 293 90,319 0.84%
eBay Inc Consumer Discretionary 1,200 89,359 0.83%
Docusign Inc Information Technology 1,145 89,205 0.83%
Tapestry Inc Consumer Discretionary 995 87,331 0.82%
Regeneron Pharmaceuticals Inc Health Care 164 86,339 0.81%
Pure Storage Inc Information Technology 1,462 84,173 0.79%
Curtiss-Wright Corp Industrials 168 82,066 0.77%
Arista Networks Inc Information Technology 767 78,517 0.73%
Cirrus Logic Inc Information Technology 737 76,887 0.72%
GoDaddy Inc Information Technology 418 75,329 0.70%

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAL) OF COMMON STOCKS (continued)
Textron Inc Industrials 938 $ 75,290 0.70%
Meta Platforms Inc Communication Services 101 74,852 0.70%
Jacobs Solutions Inc Industrials 565 74,246 0.69%
Southwest Airlines Co Industrials 2,284 74,092 0.69%
Toll Brothers Inc Consumer Discretionary 643 73,343 0.68%
Boyd Gaming Corp Consumer Discretionary 930 72,718 0.68%
Applied Materials Inc Information Technology 396 72,455 0.68%
American Tower Corp Real Estate 320 70,719 0.66%
A BASKET ( GSGLPWDS ) OF COMMON STOCKS
Keppel Ltd Industrials 12,488 72,754 0.61%
Westlake Corp Materials 933 70,863 0.59%
Infrastrutture Wireless Italiane SpA Communication Services 5,716 69,651 0.58%
Imperial Brands PLC Consumer Staples 1,765 69,602 0.58%
Ferrovial SE Industrials 1,293 68,712 0.57%
Air Products and Chemicals Inc Materials 243 68,531 0.57%
Swisscom AG Communication Services 97 68,475 0.57%
Allianz SE Financials 168 67,946 0.57%
Thomson Reuters Corp Industrials 337 67,712 0.56%
Orange SA Communication Services 4,450 67,458 0.56%
RELX PLC Industrials 1,237 66,732 0.56%
Masco Corp Industrials 1,035 66,594 0.55%
Straumann Holding AG Health Care 511 66,529 0.55%
Coca-Cola Co/The Consumer Staples 938 66,336 0.55%
Realty Income Corp Real Estate 1,150 66,262 0.55%
Hermes International SCA Consumer Discretionary 25 66,253 0.55%
Investor AB Financials 2,255 66,201 0.55%
Equifax Inc Industrials 255 66,020 0.55%
Singapore Telecommunications Ltd Communication Services 21,953 65,844 0.55%
Visa Inc Financials 184 65,457 0.54%
International Paper Co Materials 1,385 64,838 0.54%
Aeon Co Ltd Consumer Staples 2,087 63,852 0.53%
Waste Connections Inc Industrials 342 63,784 0.53%
Wilmar International Ltd Consumer Staples 28,047 63,201 0.53%
Paychex Inc Industrials 423 61,523 0.51%
Pernod Ricard SA Consumer Staples 618 61,411 0.51%
Haleon PLC Health Care 11,843 60,763 0.51%
Martin Marietta Materials Inc Materials 110 60,171 0.50%
Atmos Energy Corp Utilities 389 59,969 0.50%
Nutrien Ltd Materials 1,016 59,066 0.49%
EssilorLuxottica SA Health Care 211 57,634 0.48%
Swire Pacific Ltd Industrials 6,583 56,394 0.47%
REA Group Ltd Communication Services 345 54,348 0.45%
SAP SE Information Technology 178 53,966 0.45%
Antofagasta PLC Materials 2,119 52,533 0.44%
Walmart Inc Consumer Staples 536 52,410 0.44%
Bureau Veritas SA Industrials 1,521 51,682 0.43%
Royalty Pharma PLC Health Care 1,434 51,652 0.43%
Saputo Inc Consumer Staples 2,516 51,391 0.43%
Hess Corp Energy 370 51,244 0.43%
Marriott International Inc/MD Consumer Discretionary 187 51,025 0.42%
Diamondback Energy Inc Energy 368 50,534 0.42%
Redeia Corp SA Utilities 2,367 50,426 0.42%
Ingersoll Rand Inc Industrials 604 50,264 0.42%
Acciona SA Utilities 278 49,844 0.41%
Metso Oyj Industrials 3,809 49,089 0.41%
CAR Group Ltd Communication Services 1,980 48,553 0.40%

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See abbreviations on page 69
.
Common stocks Sector Shares Value
Percentage
value
A BASKET (GSGLPWDS) OF COMMON STOCKS (continued)
Southern Co/The Utilities 529 $ 48,544 0.40%
Dominion Energy Inc Utilities 859 48,533 0.40%
Salmar ASA Consumer Staples 1,120 48,363 0.40%
A BASKET ( BCFTDEAS ) OF COMMON STOCKS
Ross Stores Inc Consumer Discretionary 4,722 602,400 5.86%
Globant SA Information Technology 3,383 307,354 2.99%
SoFi Technologies Inc Financials 6,852 124,770 1.21%
Royal Caribbean Cruises Ltd Consumer Discretionary 380 119,102 1.16%
Take-Two Interactive Software Inc Communication Services 490 119,079 1.16%
DT Midstream Inc Energy 1,081 118,837 1.16%
BWX Technologies Inc Industrials 822 118,433 1.15%
Blue Owl Capital Inc Financials 6,052 116,261 1.13%
Diamondback Energy Inc Energy 842 115,717 1.13%
Micron Technology Inc Information Technology 906 111,640 1.09%
Lithia Motors Inc Consumer Discretionary 325 109,944 1.07%
Ares Management Corp Financials 604 104,536 1.02%
Dell Technologies Inc Information Technology 851 104,288 1.01%
Gen Digital Inc Information Technology 3,538 104,011 1.01%
Kinsale Capital Group Inc Financials 215 103,972 1.01%
MKS Inc Information Technology 1,015 100,843 0.98%
Air Products and Chemicals Inc Materials 357 100,650 0.98%
Tyler Technologies Inc Information Technology 167 98,954 0.96%
Domino's Pizza Inc Consumer Discretionary 219 98,854 0.96%
Roivant Sciences Ltd Health Care 8,764 98,769 0.96%
Carnival Corp Consumer Discretionary 3,489 98,112 0.95%
Jack Henry & Associates Inc Financials 539 97,049 0.94%
Digital Realty Trust Inc Real Estate 550 95,798 0.93%
Aon PLC Financials 267 95,242 0.93%
Texas Instruments Inc Information Technology 418 86,858 0.84%
Equifax Inc Industrials 327 84,861 0.83%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 4,153 84,227 0.82%
RPM International Inc Materials 750 82,328 0.80%
Watsco Inc Industrials 181 80,027 0.78%
Monolithic Power Systems Inc Information Technology 107 78,597 0.76%
LPL Financial Holdings Inc Financials 209 78,360 0.76%
Affirm Holdings Inc Financials 1,121 77,487 0.75%
Entegris Inc Information Technology 937 75,600 0.74%
Atmos Energy Corp Utilities 482 74,229 0.72%
Amdocs Ltd Information Technology 807 73,638 0.72%
Expand Energy Corp Energy 625 73,134 0.71%
Royal Gold Inc Materials 408 72,537 0.71%
NIKE Inc Consumer Discretionary 1,020 72,433 0.70%
NU Holdings Ltd/Cayman Islands Financials 5,259 72,158 0.70%
Avis Budget Group Inc Industrials 416 70,363 0.68%
PTC Inc Information Technology 406 69,979 0.68%
Fox Corp Communication Services 1,331 68,728 0.67%
Marriott International Inc/MD Consumer Discretionary 251 68,677 0.67%
MicroStrategy Inc Information Technology 167 67,418 0.66%
DR Horton Inc Consumer Discretionary 512 66,035 0.64%
elf Beauty Inc Consumer Staples 529 65,863 0.64%
Somnigroup International Inc Consumer Discretionary 907 61,698 0.60%
Arthur J Gallagher & Co Financials 193 61,661 0.60%
Liberty Broadband Corp Communication Services 627 61,658 0.60%

Putnam Asset Allocation Funds

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Asset Allocation Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Conservative Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $28,891,524 $118,053,331 $(143,344,131) $— $— $3,600,724 3,600,724 $898,440
Total Affiliated Securities ... $28,891,524 $118,053,331 $(143,344,131) $— $— $3,600,724 $898,440
2. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 7,076,284 $ 1,962,647 $ — $ 9,038,931
Air Freight & Logistics ................... 1,244,186 — — 1,244,186
Automobile Components ................. 207,225 204,678 — 411,903
Automobiles .......................... 4,623,741 256,091 — 4,879,832
Banks ............................... 9,656,022 7,799,131 — 17,455,153
Beverages ........................... 2,633,669 561,232 — 3,194,901
Biotechnology ......................... 5,902,446 142,512 — 6,044,958
Broadline Retail ....................... 12,344,664 988,848 — 13,333,512
Building Products ...................... 2,448,325 938,745 — 3,387,070
Capital Markets ........................ 9,548,272 3,624,986 — 13,173,258
Chemicals ........................... 4,628,811 1,381,358 — 6,010,169
Commercial Services & Supplies ........... 1,594,041 198,319 — 1,792,360
Communications Equipment .............. 3,372,911 189,527 — 3,562,438
Construction & Engineering ............... 329,310 931,711 — 1,261,021
Construction Materials .................. 1,376,182 1,131,269 — 2,507,451
Consumer Finance ..................... 2,440,226 — — 2,440,226
Consumer Staples Distribution & Retail ...... 5,426,722 1,187,741 — 6,614,463
Containers & Packaging ................. 733,743 — — 733,743
Diversified Consumer Services ............ 469,983 — — 469,983
Diversified REITs ...................... 165,272 21,367 — 186,639
Diversified Telecommunication Services ..... 1,019,027 530,643 — 1,549,670
Electric Utilities ........................ 5,331,313 1,411,922 — 6,743,235
Electrical Equipment .................... 1,640,443 1,772,459 — 3,412,902
Electronic Equipment, Instruments &
Components ........................ 544,352 — — 544,352
Energy Equipment & Services ............. 1,050,506 — — 1,050,506
Entertainment ......................... 6,594,956 1,073,731 — 7,668,687
Financial Services ...................... 11,139,808 569,920 — 11,709,728
Food Products ........................ 700,023 1,287,771 — 1,987,794
Gas Utilities .......................... 220,174 — — 220,174
Ground Transportation .................. 2,306,338 — — 2,306,338
Health Care Equipment & Supplies ......... 3,970,605 1,074,788 — 5,045,393
Health Care Providers & Services .......... 4,662,684 189,969 — 4,852,653
Health Care REITs ..................... 251,538 — — 251,538
Health Care Technology ................. 1,302,833 — — 1,302,833
Hotel & Resort REITs ................... 76,261 — — 76,261
Hotels, Restaurants & Leisure ............. 6,013,951 1,480,992 — 7,494,943
Household Durables .................... 1,858,325 582,407 — 2,440,732
Household Products .................... 2,811,530 299,809 — 3,111,339
Independent Power and Renewable Electricity
Producers .......................... 160,087 75,052 — 235,139
Industrial Conglomerates ................ 1,105,234 724,415 — 1,829,649
Industrial REITs ....................... 676,148 — — 676,148
Insurance ............................ 6,202,986 2,293,775 — 8,496,761
Interactive Media & Services .............. 16,796,459 726,704 — 17,523,163
IT Services ........................... 2,305,389 119,031 — 2,424,420
Leisure Products ....................... 150,949 172,028 — 322,977
Life Sciences Tools & Services ............ 1,136,552 504,190 — 1,640,742
Machinery ............................ 3,131,314 807,854 — 3,939,168
Marine Transportation ................... 347,129 — — 347,129
Media ............................... 1,346,468 101,224 — 1,447,692
Metals & Mining ....................... 1,460,575 1,743,537 — 3,204,112
4. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Mortgage Real Estate Investment Trusts
(REITs) ............................ $ 198,871 $ — $ — $ 198,871
Multi-Utilities .......................... 520,374 776,757 — 1,297,131
Office REITs .......................... 564,517 — — 564,517
Oil, Gas & Consumable Fuels ............. 5,537,304 3,075,855 — 8,613,159
Paper & Forest Products ................. 160,567 — — 160,567
Passenger Airlines ..................... 1,665,778 413,554 — 2,079,332
Personal Care Products ................. — 723,466 — 723,466
Pharmaceuticals ....................... 7,817,168 5,366,386 — 13,183,554
Professional Services ................... 2,468,778 689,364 — 3,158,142
Real Estate Management & Development .... 1,407,991 — — 1,407,991
Residential REITs ...................... 874,034 — — 874,034
Retail REITs .......................... 1,463,616 — — 1,463,616
Semiconductors & Semiconductor Equipment . 28,328,744 2,353,990 — 30,682,734
Software ............................. 28,792,454 627,410 — 29,419,864
Specialized REITs ...................... 1,686,957 — — 1,686,957
Specialty Retail ........................ 2,946,110 645,371 — 3,591,481
Technology Hardware, Storage & Peripherals . 14,910,358 — — 14,910,358
Textiles, Apparel & Luxury Goods .......... 278,846 934,280 — 1,213,126
Tobacco ............................. 3,999,969 369,183 — 4,369,152
Trading Companies & Distributors .......... 921,193 664,272 — 1,585,465
Transportation Infrastructure .............. — 197,187 — 197,187
Water Utilities ......................... 39,215 — — 39,215
Wireless Telecommunication Services ....... 991,400 651,406 — 1,642,806
Convertible Preferred Stocks ................ 208,151 — — 208,151
Preferred Stocks ......................... — 233,316 — 233,316
Rights ................................. — — 1,552 1,552
Convertible Bonds ....................... — 234,822 — 234,822
Corporate Bonds ........................ — 131,144,579 — 131,144,579
Senior Floating Rate Interests ............... — 1,778,382 — 1,778,382
Foreign Government and Agency Securities .... — 6,527,310 — 6,527,310
U.S. Government and Agency Securities ....... — 344,083 — 344,083
Asset-Backed Securities ................... — 12,155,248 — 12,155,248
Commercial Mortgage-Backed Securities ...... — 8,794,087 — 8,794,087
Mortgage-Backed Securities ................ — 102,771,084 — 102,771,084
Residential Mortgage-Backed Securities ....... — 11,849,111 — 11,849,111
Agency Commercial Mortgage-Backed Securities — 8,421,731 — 8,421,731
Short Term Investments ................... 3,600,724 15,362,985 — 18,963,709
Total Investments in Securities ........... $271,919,111 $356,167,602
a
$1,552 $628,088,265
Other Financial Instruments:
Forward Exchange Contracts ............... $— $252,898 $— $252,898
Futures Contracts ....................... 1,840,244 — — 1,840,244
Swap Contracts ......................... — 1,222,664 — 1,222,664
Total Other Financial Instruments ......... $1,840,244 $1,475,562 $— $3,315,806
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 5,695,690 $ — $ 5,695,690
Forward Exchange Contracts ............... — 229,947 — 229,947
Futures Contracts ........................ 4,497,991 — — 4,497,991
Swap Contracts ......................... — 805,152 — 805,152
Total Other Financial Instruments ......... $4,497,991 $6,730,789 $— $11,228,780
4. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
a
Includes foreign securities valued at $56,659,686, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CVR
Contingent Value Right
DAC
Designated Activity Company
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
PIK
Payment-In-Kind
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.45%
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.